United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 10/31/08

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—97.2%
		Advertising--0.1%
6,500		Omnicom Group, Inc.	$192,010
		Agricultural Chemicals--4.8%
134,700		Monsanto Co.	11,985,606
3,200	1	Mosaic Co./The	126,112
		TOTAL	12,111,718
		Agricultural Machinery--0.9%
16,400	1	AGCO Corp.	516,928
13,700		Bucyrus International, Inc.	330,581
34,500		Deere & Co.	1,330,320
		TOTAL	2,177,829
		Airline - Regional--1.6%
17,300	1	Alaska Air Group, Inc.	427,310
301,100		Southwest Airlines Co.	3,546,958
		TOTAL	3,974,268
		Aluminum--0.0%
2,400		Kaiser Aluminum Corp.	80,544
		Apparel--0.7%
27,100		Guess ?, Inc.	589,967
800		V.F. Corp.	44,080
37,000	1	Warnaco Group, Inc.	1,102,970
		TOTAL	1,737,017
		AT&T Divestiture--1.2%
110,600		AT&T, Inc.	2,960,762
		Auto Original Equipment Manufacturers--0.4%
14,500	1	Fuel Systems Solutions, Inc.	412,525
20,700		Johnson Controls, Inc.	367,011
1,600		Modine Manufacturing Co.	11,840
9,800		Superior Industries International, Inc.	140,140
		TOTAL	931,516
		Auto Rentals--0.3%
5,000	1	AMERCO	226,300
45,300	1	United Rentals, Inc.	464,325
		TOTAL	690,625
		Biotechnology--1.0%
12,500	1	Affymetrix, Inc.	46,125
8,100	1	Genzyme Corp.	590,328
36,400	1	Gilead Sciences, Inc.	1,668,940
500	1	Martek Biosciences Corp.	14,915
4,900	1	OSI Pharmaceuticals, Inc.	185,955
		TOTAL	2,506,263
		Bituminous Coal--0.4%
18,900		Fluor Corp.	754,677
12,200	1	International Coal Group, Inc.	57,096
7,200		Peabody Energy Corp.	248,472
		TOTAL	1,060,245
		Book Publishing--0.0%
2,200		Scholastic Corp.	40,854
		Broadcasting--0.1%
23,200		News Corp., Inc.	246,848
		Building Materials--0.2%
1,800		Ameron, Inc.	84,600
1,600	1	Armstrong World Industries, Inc.	31,408
23,800	1	Owens Corning, Inc.	374,374
6,500		Universal Forest Products, Inc.	153,725
		TOTAL	644,107
		Cable TV--0.2%
22,000	1	Viacom, Inc., Class B	444,840
		Clothing Stores--1.9%
13,800	1	Aeropostale, Inc.	334,098
11,900		American Eagle Outfitters, Inc.	132,328
9,600		Buckle, Inc.	252,864
7,400	1	Children's Place Retail Stores, Inc.	247,382
23,300	1	Fossil, Inc.	422,895
22,400		Gap (The), Inc.	289,856
8,300	1	Jos A. Bank Clothiers, Inc.	211,401
133,000	1	Urban Outfitters, Inc.	2,891,420
		TOTAL	4,782,244
		Cogeneration--0.1%
7,500	1	Mirant Corp.	131,400
		Commodity Chemicals--0.4%
2,900		Celanese Corp.	40,194
19,500		Eastman Chemical Co.	787,605
13,500		Westlake Chemical Corp.	246,105
		TOTAL	1,073,904
		Computer Networking--0.1%
14,800	1	Foundry Networks, Inc.	219,780
		Computer Peripherals--0.7%
54,400	1	Lexmark International Group, Class A	1,405,152
11,700	1	Synaptics, Inc.	361,413
		TOTAL	1,766,565
		Computer Services--0.2%
28,600	1	NCR Corp.	522,808
6,500	1	Synnex Corp.	100,295
		TOTAL	623,103
		Computer Stores--0.8%
61,100	1	GameStop Corp.	1,673,529
8,900	1	Insight Enterprises, Inc.	86,597
14,100	1	Tech Data Corp.	302,445
		TOTAL	2,062,571
		Computers - Low End--0.3%
59,000	1	Dell, Inc.	716,850
		Computers - Midrange--0.8%
56,200		Hewlett-Packard Co.	2,151,336
		Construction Machinery--1.5%
73,600		Caterpillar, Inc.	2,809,312
57,300		Trinity Industries, Inc.	967,224
		TOTAL	3,776,536
		Contracting--0.3%
4,600	1	Emcor Group, Inc.	81,742
16,300	1	Jacobs Engineering Group, Inc.	593,809
		TOTAL	675,551
		Copper--0.0%
5,900	1	Southern Copper Corp.	85,904
		Cosmetics & Toiletries--0.0%
4,500	1	Sally Beauty Holdings, Inc.	22,860
		Crude Oil & Gas Production--3.6%
78,000		Apache Corp.	6,421,740
45,300		Cimarex Energy Co.	1,832,838
1,800		Devon Energy Corp.	145,548
1,400		EOG Resources, Inc.	113,288
3,400	1	Petroleum Development Corp.	70,414
14,100	1	Stone Energy Corp.	427,794
4,100	1	Whiting Petroleum Corp.	213,159
		TOTAL	9,224,781
		Defense Aerospace--2.4%
70,300		Boeing Co.	3,674,581
24,000		Goodrich (B.F.) Co.	877,440
66,600	1	Spirit Aerosystems Holdings, Inc., Class A	1,074,258
9,300		Triumph Group, Inc.	407,898
		TOTAL	6,034,177
		Defense Electronics--0.7%
14,000	1	FLIR Systems, Inc.	449,400
7,500		Northrop Grumman Corp.	351,675
9,100		Raytheon Co.	465,101
12,000		Rockwell Collins	446,760
		TOTAL	1,712,936
		Department Stores--0.3%
32,500		Dillards, Inc., Class A	173,225
12,300		Penney (J.C.) Co., Inc.	294,216
42,800	1	Saks, Inc.	256,800
800	1	Sears Holdings Corp.	46,192
		TOTAL	770,433
		Discount Department Stores--0.6%
21,100	1	99 Cents Only Stores	257,420
19,800	1	BJ's Wholesale Club, Inc.	696,960
31,700		Foot Locker, Inc.	463,454
		TOTAL	1,417,834
		Diversified Leisure--0.3%
22,900	1	Gaylord Entertainment Co.	490,289
3,900	1	Life Time Fitness, Inc.	74,256
15,000	1	Pinnacle Entertainment, Inc.	84,000
		TOTAL	648,545
		Diversified Oil--1.4%
39,800		Murphy Oil Corp.	2,015,472
28,600		Occidental Petroleum Corp.	1,588,444
		TOTAL	3,603,916
		Electric Utility--4.7%
10,900		American Electric Power Co., Inc.	355,667
44,800		CMS Energy Corp.	459,200
146,800		Edison International	5,224,612
7,600		Hawaiian Electric Industries, Inc.	202,312
14,100		OGE Energy Corp.	384,930
16,900		Pinnacle West Capital Corp.	534,885
16,800		Portland General Electric Co.	344,736
43,000		Public Service Enterprises Group, Inc.	1,210,450
62,900		Sempra Energy	2,678,911
37,800		TECO Energy, Inc.	436,212
		TOTAL	11,831,915
		Electrical - Radio & TV--0.0%
1,500		Harman International Industries, Inc.	27,555
		Electrical Equipment--0.2%
700		American Science & Engineering, Inc.	44,030
23,700		Robbins & Myers, Inc.	483,480
		TOTAL	527,510
		Electronic Instruments--0.1%
2,500	1	Axsys Technologies, Inc.	165,075
		Electronics Stores--0.3%
28,100		Best Buy Co., Inc.	753,361
6,300		RadioShack Corp.	79,758
		TOTAL	833,119
		Ethical Drugs—4.9%
26,900		Eli Lilly & Co.	909,758
57,500	1	Forest Laboratories, Inc., Class A	1,335,725
92,800		Merck & Co., Inc.	2,872,160
410,000		Pfizer, Inc.	7,261,100
3,800		Wyeth	122,284
		TOTAL	12,501,027
		Financial Services--0.2%
25,700	1	Americredit Corp.	150,602
20,100		Ameriprise Financial, Inc.	434,160
		TOTAL	584,762
		Food Wholesaling--0.1%
3,300		SUPERVALU, Inc.	46,992
10,500	1	Winn-Dixie Stores, Inc.	157,710
		TOTAL	204,702
		Furniture--0.0%
10,400		Furniture Brands International, Inc.	59,176
		Gas Distributor--0.8%
3,900		Energen Corp.	130,923
3,200		NICOR, Inc.	147,872
2,600		New Jersey Resources Corp.	96,824
2,700		Northwest Natural Gas Co.	137,376
38,200		Questar Corp.	1,316,372
14,000	1	Southern Union Co.	241,080
		TOTAL	2,070,447
		Gas Pipeline--2.6%
326,200		El Paso Corp.	3,164,140
158,600		Williams Cos., Inc.	3,325,842
		TOTAL	6,489,982
		Generic Drugs--0.1%
5,000		Perrigo Co.	170,000
		Grocery Chain--0.2%
27,000		Safeway, Inc.	574,290
		Home Building--3.1%
51,500		Centex Corp.	630,875
152,400		D. R. Horton, Inc.	1,124,712
58,700		KB HOME	979,703
69,000		Lennar Corp., Class A	534,060
30,800		M.D.C. Holdings, Inc.	1,035,804
5,000	1	M/I Schottenstein Homes, Inc.	68,050
147,700		Pulte Homes, Inc.	1,645,378
27,500		Ryland Group, Inc.	516,725
61,900	1	Toll Brothers, Inc.	1,431,128
		TOTAL	7,966,435
		Home Health Care--0.5%
9,200	1	Amedisys, Inc.	518,972
14,800	1	Amerigroup Corp.	370,000
7,800	1	LHC Group, Inc.	275,184
		TOTAL	1,164,156
		Household Appliances--0.0%
900		Whirlpool Corp.	41,985
		Industrial Machinery--0.1%
2,900		Flowserve Corp.	165,068
3,700		Valmont Industries, Inc.	202,686
		TOTAL	367,754
		Integrated Domestic Oil--0.8%
39,100		ConocoPhillips	2,033,982
		Integrated International Oil--8.0%
100,900		Chevron Corp.	7,527,140
173,500		Exxon Mobil Corp.	12,859,820
		TOTAL	20,386,960
		Internet Services--0.2%
25,300	1	Digital River, Inc.	626,934
		Jewelry Stores--0.2%
8,600		Movado Group, Inc.	130,806
11,200		Tiffany & Co.	307,440
		TOTAL	438,246
		Life Insurance--1.5%
42,000		Old Republic International Corp.	386,820
32,900		Protective Life Corp.	274,715
26,400		StanCorp Financial Group, Inc.	899,712
53,700		Torchmark Corp.	2,243,049
		TOTAL	3,804,296
		Long-Term Care Centers--0.1%
8,500	1	Kindred Healthcare, Inc.	123,165
11,400	1	Sun Healthcare Group, Inc.	130,872
		TOTAL	254,037
		Lumber Products--0.1%
25,100	1	Louisiana-Pacific Corp.	120,480
		Machine Tools--0.1%
7,600		Lincoln Electric Holdings	327,940
		Machined Parts Original Equipment Manufacturers--0.0%
725		Titan International, Inc.	8,381
		Major Steel Producer--1.9%
21,600	1	AK Steel Holding Corp.	300,672
121,300		United States Steel Corp.	4,473,544
		TOTAL	4,774,216
		Maritime--0.6%
35,100		Overseas Shipholding Group, Inc.	1,319,058
4,300		TAL International Group, Inc.	71,208
		TOTAL	1,390,266
		Medical Supplies--0.6%
5,000	1	Kensey Nash Corp.	126,950
6,800	1	Merit Medical Systems, Inc.	124,440
5,500	1	PetMed Express, Inc.	97,130
34,000		Steris Corp.	1,157,360
		TOTAL	1,505,880
		Medical Technology--0.7%
3,700	1	Cyberonics, Inc.	47,138
5,500		Hill-Rom Holdings, Inc.	125,180
1,100	1	Intuitive Surgical, Inc.	190,069
7,900	1	ResMed, Inc.	270,654
24,500	1	Thoratec Laboratories Corp.	603,190
9,600	1	Varian Medical Systems, Inc.	436,896
		TOTAL	1,673,127
		Metal Containers--0.1%
6,700		Ball Corp.	229,140
		Metal Fabrication--0.6%
4,500	1	Haynes International, Inc.	113,895
63,600		Timken Co.	1,009,968
39,700		Worthington Industries, Inc.	479,179
		TOTAL	1,603,042
		Mini-Mill Producer--0.1%
6,700		Commercial Metals Corp.	74,370
5,200		Schnitzer Steel Industries, Inc., Class A	140,036
		TOTAL	214,406
		Miscellaneous Components--0.7%
58,600		Amphenol Corp., Class A	1,678,890
		Miscellaneous Food Products--0.3%
19,500		Archer-Daniels-Midland Co.	404,235
14,000		The Anderson's, Inc.	372,820
		TOTAL	777,055
		Miscellaneous Machinery--0.2%
4,300		Parker-Hannifin Corp.	166,711
8,500		Rockwell Automation, Inc.	235,195
		TOTAL	401,906
		Mortgage and Title--0.1%
3,500		LandAmerica Financial Group, Inc.	34,475
24,000		PMI Group, Inc.	59,760
18,600		Radian Group, Inc.	66,960
		TOTAL	161,195
		Multi-Industry Capital Good--1.5%
14,500		Carlisle Cos., Inc.	337,125
18,500	1	Ceradyne, Inc.	434,750
7,200	1	DXP Enterprises, Inc.	100,512
64,000		Honeywell International, Inc.	1,948,800
49,800		KBR, Inc.	739,032
14,600		Textron, Inc.	258,420
		TOTAL	3,818,639
		Multi-Line Insurance--3.5%
151,450		Allstate Corp.	3,996,766
3,100		Assurant, Inc.	78,988
21,500		CIGNA Corp.	350,450
6,400		FBL Financial Group, Inc., Class A	111,744
22,600		Hanover Insurance Group, Inc.	887,050
2,500	1	Navigators Group, Inc.	126,275
216,700		UNUMProvident Corp.	3,413,025
		TOTAL	8,964,298
		Office Equipment--0.1%
7,700		Pitney Bowes, Inc.	190,806
		Offshore Driller--1.0%
63,000		ENSCO International, Inc.	2,394,630
8,000	1	Pioneer Drilling Co.	61,920
		TOTAL	2,456,550
		Oil Refiner--0.1%
15,300		Western Refining, Inc.	102,051
12,100		World Fuel Services Corp.	259,303
		TOTAL	361,354
		Oil Service, Explore & Drill--1.2%
20,700		BJ Services Co.	265,995
1,700	1	Dawson Geophysical Co.	41,701
23,800		Helmerich & Payne, Inc.	816,578
28,300	1	Mariner Energy, Inc.	407,237
13,600	1	McDermott International, Inc.	232,968
6,900		Patterson-UTI Energy, Inc.	91,563
3,500	1	Seacor Holdings, Inc.	235,095
23,800	1	Unit Corp.	893,452
		TOTAL	2,984,589
		Oil Well Supply--0.8%
45,300	1	Cameron International Corp.	1,098,978
7,600	1	Dresser-Rand Group, Inc.	170,240
9,500	1	Dril-Quip, Inc.	234,650
1,400		Lufkin Industries, Inc.	73,248
23,100	1	Oil States International, Inc.	534,303
		TOTAL	2,111,419
		Other Communications Equipment--0.1%
8,100	1	Syniverse Holdings, Inc.	152,280
42,500	1	Tellabs, Inc.	180,200
		TOTAL	332,480
		Packaged Foods--0.3%
16,000		Campbell Soup Co.	607,200
7,100		Hershey Foods Corp.	264,404
		TOTAL	871,604
		Paint & Related Materials--0.0%
6,200		Fuller (H.B.) Co.	109,554
		Paper Products--0.5%
60,400		International Paper Co.	1,040,088
19,900		MeadWestvaco Corp.	279,197
		TOTAL	1,319,285
		Personnel Agency--0.1%
5,000		Kelly Services, Inc., Class A	71,200
4,000		Manpower, Inc.	124,520
		TOTAL	195,720
		Personal Loans--0.1%
12,100	1	Ezcorp, Inc., Class A	191,664
		Photo-Optical Component-Equipment--0.0%
4,400	1	Coherent, Inc.	111,320
		Pollution Control--0.1%
4,200	1	Stericycle, Inc.	245,406
1,900	1	Tetra Tech, Inc.	41,781
		TOTAL	287,187
		Printed Circuit Boards--0.9%
9,700	1	Benchmark Electronics, Inc.	116,303
55,000		Jabil Circuit, Inc.	462,550
254,000	1	Marvell Technology Group Ltd.	1,767,840
		TOTAL	2,346,693
		Printing--0.0%
6,700		Donnelley (R.R.) & Sons Co.	111,019
		Property Liability Insurance--5.1%
38,000		American Financial Group, Inc.	863,740
80,000		Chubb Corp.	4,145,600
2,400		Reinsurance Group of America	89,616
186,300		The Travelers Cos., Inc.	7,927,065
		TOTAL	13,026,021
		Railroad—4.9%
3,200		Norfolk Southern Corp.	191,808
183,900		Union Pacific Corp.	12,279,003
		TOTAL	12,470,811
		Recreational Vehicles--0.1%
32,900		Brunswick Corp.	114,163
8,800		Harley Davidson, Inc.	215,424
		TOTAL	329,587
		Regional Bank--0.3%
10,100		First BanCorp	103,222
14,600		Oriental Financial Group	237,104
3,600		Pacific Capital Bancorp	70,704
46,000		Popular, Inc.	349,600
9,200		South Financial Group, Inc.	53,452
1,600		Wintrust Financial Corp.	40,960
		TOTAL	855,042
		Restaurant--0.5%
12,300	1	Buffalo Wild Wings, Inc.	347,844
1,900		CKE Restaurants, Inc.	16,131
7,900		Darden Restaurants, Inc.	175,143
6,500	1	Green Mountain Coffee, Inc.	188,435
10,600	1	Panera Bread Co.	478,272
3,300	1	Red Robin Gourmet Burgers	50,127
		TOTAL	1,255,952
		Roofing & Wallboard--0.3%
12,300	1	Beacon Roofing Supply, Inc.	168,264
43,300	1	USG Corp.	641,706
		TOTAL	809,970
		Rubber--0.0%
8,600		Cooper Tire & Rubber Co.	65,618
		Savings & Loan--0.8%
103,500		Hudson City Bancorp, Inc.	1,946,835
		Securities Brokerage--0.8%
6,700		Goldman Sachs Group, Inc.	619,750
13,700	1	Interactive Brokers Group, Inc., Class A	292,769
7,800	1	Piper Jaffray Cos., Inc.	307,710
33,700		Raymond James Financial, Inc.	784,873
		TOTAL	2,005,102
		Semiconductor Distribution--1.1%
73,000	1	Arrow Electronics, Inc.	1,273,850
82,600	1	Avnet, Inc.	1,382,724
12,000	1	FormFactor, Inc.	209,040
		TOTAL	2,865,614
		Semiconductor Manufacturing--0.4%
3,500	1	Broadcom Corp.	59,780
146,600	1	Micron Technology, Inc.	690,486
7,900	1	Plexus Corp.	147,414
5,500	1	Silicon Laboratories, Inc.	142,780
		TOTAL	1,040,460
		Semiconductor Manufacturing Equipment--0.2%
24,500	1	Novellus Systems, Inc.	387,100
		Services to Medical Professionals--2.6%
13,100	1	Athenahealth, Inc.	400,860
3,000	1	Coventry Health Care, Inc.	39,570
18,500	1	Express Scripts, Inc., Class A	1,121,285
10,500	1	Genoptix, Inc.	351,120
28,200	1	Humana, Inc.	834,438
21,500	1	PharMerica Corp.	441,395
80,200		UnitedHealth Group, Inc.	1,903,146
36,200	1	Wellpoint, Inc.	1,407,094
		TOTAL	6,498,908
		Shoes--0.4%
10,100	1	Deckers Outdoor Corp.	857,086
3,500	1	Genesco, Inc.	86,835
		TOTAL	943,921
		Software Packaged/Custom--1.5%
105,000	1	Computer Sciences Corp.	3,166,800
26,500	1	Symantec Corp.	333,370
10,300	1	VASCO Data Security International, Inc.	116,699
16,200	1	Wind River Systems, Inc.	141,588
		TOTAL	3,758,457
		Specialty Chemicals--0.2%
8,700		Albemarle Corp.	211,845
14,700	1	Calgon Carbon Corp.	195,804
3,400		Lubrizol Corp.	127,772
		TOTAL	535,421
		Specialty Retailing--0.3%
8,800	1	Big Lots, Inc.	214,984
2,600	1	Jo-Ann Stores, Inc.	49,816
11,000		Nordstrom, Inc.	198,990
11,000		Pep Boys-Manny Moe & Jack	53,020
800		Williams-Sonoma, Inc.	6,624
13,900	1	Zale Corp.	237,134
		TOTAL	760,568
		Surveillance-Detection--0.1%
7,900		Diebold, Inc.	234,788
		Telecomm Equipment & Services--0.2%
5,600	1	Anixter International, Inc.	188,216
3,600	1	Comtech Telecommunications Corp.	174,312
12,000		Corning, Inc.	129,960
		TOTAL	492,488
		Tools and Hardware--0.1%
4,300		Snap-On, Inc.	158,885
5,600		Stanley Works	183,344
		TOTAL	342,229
		Toys & Games--0.2%
18,200	1	JAKKS Pacific, Inc.	407,134
		Truck Manufacturing--2.3%
181,600		Cummins, Inc.	4,694,360
42,600		PACCAR, Inc.	1,245,624
		TOTAL	5,939,984
		Trucking--0.2%
5,300		Ryder System, Inc.	209,986
19,800		Werner Enterprises, Inc.	388,476
		TOTAL	598,462
		Undesignated Consumer Cyclicals--1.0%
5,500	1	Alliance Data Systems Corp.	275,880
6,800	1	American Public Education, Inc.	301,036
3,200	1	CoStar Group, Inc.	115,264
41,600	1	Corinthian Colleges, Inc.	594,048
4,900	1	ITT Educational Services, Inc.	429,485
9,100	1	Kendle International, Inc.	164,437
21,600	1	Parexel International Corp.	224,640
8,900		Speedway Motorsports, Inc.	141,955
1,200		Strayer Education, Inc.	271,524
4,900	1	Sykes Enterprises, Inc.	78,204
		TOTAL	2,596,473
		Undesignated Consumer Staples--0.1%
5,200		Alberto-Culver Co.	133,796
5,700	1	USANA, Inc.	216,258
		TOTAL	350,054
		Water Utility--0.1%
10,100		Aqua America, Inc.	181,800
		TOTAL COMMON STOCKS (IDENTIFIED COST $310,923,039)	246,753,921
		MUTUAL FUND--1.5%
3,916,564	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	3,916,564
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $314,839,603)4	250,670,485
		OTHER ASSETS AND LIABILITIES – NET—1.3%5	3,267,382
		TOTAL NET ASSETS—100%	$253,937,867

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $314,839,603. The net unrealized depreciation of investments for federal tax purposes was $64,169,118. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,648,596 and net unrealized depreciation from investments for those securities having an excess of cost over value of $70,817,714.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

• Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

• Shares of other mutual funds are valued based upon their reported NAVs.

• Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

• Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

• Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricingservice approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 250,670,485
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 250,670,485

Federated MDT Balanced Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS --52.7%
		Advertising--0.0%
2,800		Omnicom Group, Inc.	$82,712
		Agricultural Chemicals--2.3%
59,300		Monsanto Co.	5,276,514
		Agricultural Machinery--0.5%
7,400	1	AGCO Corp.	233,248
6,400		Bucyrus International	154,432
17,300		Deere & Co.	667,088
		TOTAL	1,054,768
		Airline - Regional--0.8%
7,100	1	Alaska Air Group, Inc.	175,370
138,800		Southwest Airlines Co.	1,635,064
		TOTAL	1,810,434
		Aluminum--0.0%
600		Kaiser Aluminum Corp.	20,136
		Apparel--0.3%
12,600		Guess ?, Inc.	274,302
400		V.F. Corp.	22,040
16,100	1	Warnaco Group, Inc.	479,941
		TOTAL	776,283
		AT&T Divestiture--0.7%
60,600		AT&T, Inc.	1,622,262
		Auto Original Equipment Manufacturer--0.2%
8,500	1	Fuel Systems Solutions, Inc.	241,825
11,900		Johnson Controls, Inc.	210,987
3,600		Superior Industries International, Inc.	51,480
		TOTAL	504,292
		Auto Rentals--0.1%
2,400	1	AMERCO	108,624
21,400	1	United Rentals, Inc.	219,350
		TOTAL	327,974
		Biotechnology--0.7%
4,800	1	Affymetrix, Inc.	17,712
3,700	1	Genzyme Corp.	269,656
24,800	1	Gilead Sciences, Inc.	1,137,080
100	1	Martek Biosciences Corp.	2,983
3,000	1	OSI Pharmaceuticals, Inc.	113,850
		TOTAL	1,541,281
		Bituminous Coal--0.2%
8,400		Fluor Corp.	335,412
6,300	1	International Coal Group, Inc.	29,484
3,900		Peabody Energy Corp.	134,589
		TOTAL	499,485
		Book Publishing--0.0%
1,000		Scholastic Corp.	18,570
		Broadcasting--0.1%
11,800		News Corp., Inc. - Class A	125,552
		Building Materials--0.1%
13,100	1	Owens Corning, Inc.	206,063
2,700		Universal Forest Products, Inc.	63,855
		TOTAL	269,918
		Cable TV--0.1%
10,500	1	Viacom, Inc., Class B - New	212,310
		Clothing Stores--1.0%
6,400	1	Aeropostale, Inc.	154,944
4,600		American Eagle Outfitters, Inc.	51,152
1,800	1	AnnTaylor Stores Corp.	22,626
5,850		Buckle, Inc.	154,089
3,200	1	Children's Place Retail Stores, Inc.	106,976
13,800	1	Fossil, Inc.	250,470
9,900		Gap (The), Inc.	128,106
4,100	1	Jos A. Bank Clothiers, Inc.	104,427
65,300	1	Urban Outfitters, Inc.	1,419,622
		TOTAL	2,392,412
		Cogeneration--0.0%
2,800	1	Mirant Corp.	49,056
		Commodity Chemicals--0.3%
1,900		Celanese Corp.	26,334
700		Dow Chemical Co.	18,669
12,100		Eastman Chemical Co.	488,719
7,500		Westlake Chemical Corp.	136,725
		TOTAL	670,447
		Computer Networking--0.0%
7,000	1	Foundry Networks, Inc.	103,950
		Computer Peripherals--0.4%
25,500	1	Lexmark International Group, Class A	658,665
5,800	1	Synaptics, Inc.	179,162
		TOTAL	837,827
		Computer Services--0.2%
17,600	1	NCR Corp.	321,728
2,000	1	Synnex Corp.	30,860
		TOTAL	352,588
		Computer Stores--0.5%
31,300	1	GameStop Corp.	857,307
5,200	1	Insight Enterprises, Inc.	50,596
7,000	1	Tech Data Corp.	150,150
		TOTAL	1,058,053
		Computers - Low End--0.2%
30,100	1	Dell, Inc.	365,715
		Computers - Midrange--0.4%
22,300		Hewlett-Packard Co.	853,644
		Construction Machinery--0.8%
38,000		Caterpillar, Inc.	1,450,460
31,300		Trinity Industries, Inc.	528,344
		TOTAL	1,978,804
		Contracting--0.1%
1,800	1	Emcor Group, Inc.	31,986
7,400	1	Jacobs Engineering Group, Inc.	269,582
		TOTAL	301,568
		Copper--0.0%
2,700	1	Southern Copper Corp.	39,312
		Cosmetics & Toiletries--0.0%
2,900	1	Sally Beauty Holdings, Inc.	14,732
		Crude Oil & Gas Production--2.1%
37,600		Apache Corp.	3,095,608
25,700		Cimarex Energy Co.	1,039,822
900		Devon Energy Corp.	72,774
1,200		EOG Resources, Inc.	97,104
3,600	1	Newfield Exploration Co.	82,728
2,000	1	Petroleum Development Corp.	41,420
6,600	1	Stone Energy Corp.	200,244
6,400	1	Whiting Petroleum Corp.	332,736
		TOTAL	4,962,436
		Defense Aerospace--1.5%
47,000		Boeing Co.	2,456,690
10,300		Goodrich (B.F.) Co.	376,568
32,800	1	Spirit Aerosystems Holdings, Inc. - Class A	529,064
4,300		Triumph Group, Inc.	188,598
		TOTAL	3,550,920
		Defense Electronics--0.4%
6,000	1	FLIR Systems, Inc.	192,600
6,000		Northrop Grumman Corp.	281,340
4,600		Raytheon Co.	235,106
5,700		Rockwell Collins	212,211
		TOTAL	921,257
		Department Stores--0.2%
13,800		Dillards, Inc., Class A	73,554
7,800		Penney (J.C.) Co., Inc.	186,576
18,900	1	Saks, Inc.	113,400
2,400	1	Sears Holdings Corp.	138,576
		TOTAL	512,106
		Discount Department Stores--0.3%
7,900	1	99 Cents Only Stores	96,380
8,100	1	BJ's Wholesale Club, Inc.	285,120
17,000		Foot Locker, Inc.	248,540
		TOTAL	630,040
		Diversified Leisure--0.1%
10,900	1	Gaylord Entertainment Co.	233,369
2,200	1	Life Time Fitness, Inc.	41,888
6,500	1	Pinnacle Entertainment, Inc.	36,400
		TOTAL	311,657
		Diversified Oil--0.8%
16,800		Murphy Oil Corp.	850,752
17,100		Occidental Petroleum Corp.	949,734
		TOTAL	1,800,486
		Electric Utility--2.7%
5,100		American Electric Power Co., Inc.	166,413
23,800		CMS Energy Corp.	243,950
76,100		Edison International	2,708,399
4,000		Hawaiian Electric Industries, Inc.	106,480
8,800		OGE Energy Corp.	240,240
8,700		Pinnacle West Capital Corp.	275,355
9,700		Portland General Electric Co	199,044
20,900		Public Service Enterprises Group, Inc.	588,335
35,100		Sempra Energy	1,494,909
20,200		TECO Energy, Inc.	233,108
		TOTAL	6,256,233
		Electrical - Radio & TV--0.0%
2,000		Harman International Industries, Inc.	36,740
		Electrical Equipment--0.1%
400		American Science & Engineering, Inc.	25,160
10,900		Robbins & Myers, Inc.	222,360
		TOTAL	247,520
		Electronic Instruments--0.0%
800	1	Axsys Technologies, Inc.	52,824
		Electronics Stores--0.3%
20,500		Best Buy Co., Inc.	549,605
3,700		Radioshack Corp.	46,842
		TOTAL	596,447
		Ethical Drugs--3.3%
30,400	1	Forest Laboratories, Inc., Class A	706,192
13,500		Lilly (Eli) & Co.	456,570
89,400		Merck & Co., Inc.	2,766,930
211,400		Pfizer, Inc.	3,743,894
2,000		Wyeth	64,360
		TOTAL	7,737,946
		Financial Services--0.1%
14,300	1	Americredit Corp.	83,798
900		Ameriprise Financial, Inc.	19,440
400		Greenhill & Co., Inc.	26,388
		TOTAL	129,626
		Food Wholesaling--0.0%
2,300		SUPERVALU, Inc.	32,752
5,300	1	Winn-Dixie Stores, Inc.	79,606
		TOTAL	112,358
		Furniture--0.0%
5,700		Furniture Brands International, Inc.	32,433
		Gas Distributor--0.4%
2,800		Energen Corp.	93,996
1,500		NICOR, Inc.	69,315
1,300		New Jersey Resources Corp.	48,412
1,700		Northwest Natural Gas Co.	86,496
18,800		Questar Corp.	647,848
5,200	1	Southern Union Co.	89,544
		TOTAL	1,035,611
		Gas Pipeline--0.1%
11,000		Williams Companies, Inc.	230,670
		Generic Drugs--0.0%
2,300		Perrigo Co.	78,200
		Grocery Chain--0.1%
13,700		Safeway, Inc.	291,399
		Home Building--1.7%
23,300		Centex Corp.	285,425
67,000		D. R. Horton, Inc.	494,460
27,100		KB HOME	452,299
31,800		Lennar Corp., Class A	246,132
15,800		M.D.C. Holdings, Inc.	531,354
2,200	1	M/I Schottenstein Homes, Inc.	29,942
74,900		Pulte Homes, Inc.	834,386
15,000		Ryland Group, Inc.	281,850
30,000	1	Toll Brothers, Inc.	693,600
		TOTAL	3,849,448
		Home Health Care--0.3%
5,400	1	Amedisys, Inc.	304,614
7,500	1	Amerigroup Corp.	187,500
3,200	1	LHC Group, Inc.	112,896
		TOTAL	605,010
		Home Products--0.0%
1,600		Colgate-Palmolive Co.	100,416
		Household Appliances--0.0%
800		Whirlpool Corp.	37,320
		Industrial Machinery--0.1%
1,200		Flowserve Corp.	68,304
1,700		Valmont Industries, Inc.	93,126
		TOTAL	161,430
		Integrated Domestic Oil--0.4%
18,900		ConocoPhillips	983,178
		Integrated International Oil--3.2%
24,700		Chevron Corp.	1,842,620
75,400		Exxon Mobil Corp.	5,588,648
		TOTAL	7,431,268
		Internet Services--0.1%
10,900	1	Digital River, Inc.	270,102
		Jewelry Stores--0.1%
4,000		Movado Group, Inc.	60,840
5,300		Tiffany & Co.	145,485
		TOTAL	206,325
		Life Insurance--0.9%
20,500		Old Republic International Corp.	188,805
16,500		Protective Life Corp.	137,775
12,800		StanCorp Financial Group, Inc.	436,224
29,800		Torchmark Corp.	1,244,746
		TOTAL	2,007,550
		Long-Term Care Centers--0.0%
4,000	1	Kindred Healthcare, Inc.	57,960
5,200	1	Sun Healthcare Group, Inc.	59,696
		TOTAL	117,656
		Lumber Products--0.0%
12,900	1	Louisiana-Pacific Corp.	61,920
		Machine Tools--0.1%
3,500		Lincoln Electric Holdings	151,025
		Machined Parts Original Equipment Manufacturer --0.0%
2,300		Titan International, Inc.	26,588
		Major Steel Producer--1.0%
2,700	1	AK Steel Holding Corp.	37,584
59,700		United States Steel Corp.	2,201,736
		TOTAL	2,239,320
		Maritime--0.3%
18,200		Overseas Shipholding Group, Inc.	683,956
		Medical Supplies--0.3%
2,300	1	Kensey Nash Corp.	58,397
3,700	1	Merit Medical Systems, Inc.	67,710
3,200	1	PetMed Express, Inc.	56,512
16,000		Steris Corp.	544,640
		TOTAL	727,259
		Medical Technology--0.3%
2,600	1	Cyberonics, Inc.	33,124
1,700		Hill-Rom Holdings, Inc.	38,692
500	1	Intuitive Surgical, Inc.	86,395
3,000	1	ResMed, Inc.	102,780
11,900	1	Thoratec Laboratories Corp.	292,978
5,100	1	Varian Medical Systems, Inc.	232,101
		TOTAL	786,070
		Metal Containers--0.1%
3,900		Ball Corp.	133,380
1,100	1	Mobile Mini, Inc.	18,480
		TOTAL	151,860
		Metal Fabrication--0.4%
2,700	1	Haynes International, Inc.	68,337
33,200		Timken Co.	527,216
21,600		Worthington Industries, Inc.	260,712
		TOTAL	856,265
		Mini-Mill Producer--0.0%
3,000		Commercial Metals Corp.	33,300
1,600		Schnitzer Steel Industries, Inc., Class A	43,088
		TOTAL	76,388
		Miscellaneous Food Products--0.2%
6,700		Andersons, Inc.	178,421
9,500		Archer-Daniels-Midland Co.	196,935
		TOTAL	375,356
		Miscellaneous Machinery--0.2%
5,000		Fastenal Co.	201,300
2,700		Parker-Hannifin Corp.	104,679
3,900		Rockwell Automation, Inc.	107,913
		TOTAL	413,892
		Miscellaneous Components--0.3%
22,300		Amphenol Corp., Class A	638,895
		Mortgage and Title--0.0%
2,900		LandAmerica Financial Group, Inc.	28,565
10,400		PMI Group, Inc.	25,896
8,300		Radian Group, Inc.	29,880
		TOTAL	84,341
		Multi-Industry Capital Goods--0.8%
6,300		Carlisle Cos., Inc.	146,475
8,000	1	Ceradyne, Inc.	188,000
3,000	1	DXP Enterprises, Inc.	41,880
33,000		Honeywell International, Inc.	1,004,850
22,400		KBR, Inc.	332,416
5,900		Textron, Inc.	104,430
		TOTAL	1,818,051
		Multi-Line Insurance--2.0%
75,850		Allstate Corp.	2,001,682
11,500		Assurant, Inc.	293,020
11,000		CIGNA Corp.	179,300
2,400		FBL Financial Group, Inc., Class A	41,904
11,000		Hanover Insurance Group, Inc.	431,750
800	1	Navigators Group, Inc.	40,408
101,000		UNUMProvident Corp.	1,590,750
		TOTAL	4,578,814
		Office Equipment--0.0%
3,600		Pitney Bowes, Inc.	89,208
		Offshore Driller--0.6%
39,000		ENSCO International, Inc.	1,482,390
4,700	1	Pioneer Drilling Co.	36,378
		TOTAL	1,518,768
		Oil Refiner--0.1%
10,200		Western Refining, Inc.	68,034
6,900		World Fuel Services Corp.	147,867
		TOTAL	215,901
		Oil Service, Explore & Drill--0.7%
12,000		Helmerich & Payne, Inc.	411,720
16,000	1	Mariner Energy, Inc.	230,240
7,100	1	McDermott International, Inc.	121,623
4,700		Patterson-UTI Energy, Inc.	62,369
14,700	1	Pride International, Inc.	276,213
1,500	1	SEACOR Holdings, Inc.	100,755
11,600	1	Unit Corp.	435,464
		TOTAL	1,638,384
		Oil Well Supply--0.4%
21,900	1	Cameron International Corp.	531,294
3,200	1	Dresser-Rand Group, Inc.	71,680
3,000	1	Dril-Quip, Inc.	74,100
1,400		Lufkin Industries, Inc.	73,248
11,000	1	Oil States International, Inc.	254,430
		TOTAL	1,004,752
		Other Communications Equipment--0.1%
2,900	1	Syniverse Holdings, Inc.	54,520
21,700	1	Tellabs, Inc.	92,008
		TOTAL	146,528
		Packaged Foods--0.3%
7,800		Campbell Soup Co.	296,010
4,300		Hershey Foods Corp.	160,132
6,400		Kellogg Co.	322,688
		TOTAL	778,830
		Paint & Related Materials--0.0%
1,800		Fuller (H.B.) Co.	31,806
		Paper Products--0.4%
37,300		International Paper Co.	642,306
16,800		MeadWestvaco Corp.	235,704
		TOTAL	878,010
		Personal Loans--0.0%
6,600	1	Ezcorp, Inc., Class A	104,544
		Personnel Agency--0.0%
2,900		Kelly Services, Inc., Class A	41,296
2,000		Manpower, Inc.	62,260
		TOTAL	103,556
		Photo-Optical Comp-Equipment--0.0%
2,500	1	Coherent, Inc.	63,250
		Pollution Control--0.1%
2,300	1	Stericycle, Inc.	134,389
700	1	Tetra Tech, Inc.	15,393
		TOTAL	149,782
		Printed Circuit Boards--0.4%
4,400	1	Benchmark Electronics, Inc.	52,756
10,300		Jabil Circuit, Inc.	86,623
110,400	1	Marvell Technology Group Ltd.	768,384
		TOTAL	907,763
		Printing--0.0%
3,300		Donnelley (R.R.) & Sons Co.	54,681
		Property Liability Insurance--2.7%
18,850		American Financial Group, Inc. Ohio	428,460
46,400		Chubb Corp.	2,404,448
1,400		Reinsurance Group of America, Inc	52,276
78,900		The Travelers Cos, Inc.	3,357,195
		TOTAL	6,242,379
		Railroad--2.5%
800		CSX Corp.	36,576
85,700		Union Pacific Corp.	5,722,189
		TOTAL	5,758,765
		Real Estate Investment Trusts–2.0%
83,000		Annaly Capital Management, Inc.	1,153,700
5,950		Boston Properties, Inc.	421,736
11,700		Equity Residential Properties Trust	408,681
2,500		Essex Property Trust, Inc.	243,250
20,200		HCP, Inc.	604,586
15,000		Nationwide Health Properties, Inc.	447,600
10,000		Plum Creek Timber Co., Inc.	372,800
3,400		Simon Property Group, Inc.	227,902
12,000		Taubman Centers, Inc.	398,640
5,250		Vornado Realty Trust	370,387
		TOTAL	4,649,282
		Recreational Vehicles--0.1%
7,900		Brunswick Corp.	27,413
4,200		Harley Davidson, Inc.	102,816
		TOTAL	130,229
		Regional Bank--0.2%
4,000		First BanCorp	40,880
500		FirstMerit Corp.	11,660
5,900		Oriental Financial Group	95,816
2,000		Pacific Capital Bancorp	39,280
21,000		Popular, Inc.	159,600
5,600		South Financial Group, Inc.	32,536
		TOTAL	379,772
		Restaurant--0.3%
6,000	1	Buffalo Wild Wings, Inc.	169,680
800		CKE Restaurants, Inc.	6,792
3,800		Darden Restaurants, Inc.	84,246
3,100	1	Green Mountain Coffee, Inc.	89,869
4,800	1	Panera Bread Co.	216,576
2,000	1	Red Robin Gourmet Burgers	30,380
		TOTAL	597,543
		Roofing & Wallboard--0.2%
8,300	1	Beacon Roofing Supply, Inc.	113,544
21,200	1	U.S.G. Corp.	314,184
		TOTAL	427,728
		Rubber--0.0%
2,400		Cooper Tire & Rubber Co.	18,312
		Savings & Loan--0.3%
41,800		Hudson City Bancorp, Inc.	786,258
2,900		Sterling Financial Corp. (Spokane)	24,621
		TOTAL	810,879
		Securities Brokerage--0.4%
2,800		Goldman Sachs Group, Inc.	259,000
3,400	1	Interactive Brokers Group, Inc., Class A	72,658
4,500	1	Piper Jaffray Cos., Inc.	177,525
14,400		Raymond James Financial, Inc.	335,376
		TOTAL	844,559
		Semiconductor Distribution--0.3%
29,200	1	Arrow Electronics, Inc.	509,540
5,000	1	FormFactor, Inc.	87,100
		TOTAL	596,640
		Semiconductor Manufacturing--0.2%
62,500	1	Micron Technology, Inc.	294,375
4,300	1	Plexus Corp.	80,238
3,200	1	Silicon Laboratories, Inc.	83,072
		TOTAL	457,685
		Semiconductor Manufacturing Equipment--0.1%
13,200	1	Novellus Systems, Inc.	208,560
		Services to Medical Professionals--1.4%
5,400	1	athenahealth, Inc.	165,240
4,900	1	Genoptix, Inc.	163,856
7,900	1	PharMerica Corp.	162,187
2,900	1	Coventry Health Care, Inc.	38,251
9,800	1	Express Scripts, Inc., Class A	593,978
14,000	1	Humana, Inc.	414,260
2,200		Omnicare, Inc.	60,654
42,300		UnitedHealth Group, Inc.	1,003,779
18,000	1	Wellpoint, Inc.	699,660
		TOTAL	3,301,865
		Shoes--0.2%
5,300	1	Deckers Outdoor Corp.	449,758
2,300	1	Genesco, Inc.	57,063
		TOTAL	506,821
		Software Packaged/Custom--0.7%
45,500	1	Computer Sciences Corp.	1,372,280
400	1	F5 Networks, Inc.	9,928
13,700	1	Symantec Corp.	172,346
5,700	1	VASCO Data Security International, Inc.	64,581
13,600	1	Wind River Systems, Inc.	118,864
		TOTAL	1,737,999
		Specialty Chemicals--0.1%
4,000		Albemarle Corp.	97,400
7,800	1	Calgon Carbon Corp.	103,896
1,400		Lubrizol Corp.	52,612
		TOTAL	253,908
		Specialty Retailing--0.2%
5,900	1	Big Lots, Inc.	144,137
1,800	1	Jo-Ann Stores, Inc.	34,488
5,900		Nordstrom, Inc.	106,731
4,600		Pep Boys-Manny Moe & Jack	22,172
100		Williams-Sonoma, Inc.	828
6,800	1	Zale Corp.	116,008
		TOTAL	424,364
		Surveillance-Detection--0.1%
4,200		Diebold, Inc.	124,824
		Telecomm Equipment & Services--0.1%
2,500	1	Anixter International, Inc.	84,025
2,800	1	Comtech Telecommunications Corp.	135,576
7,000		Corning, Inc.	75,810
		TOTAL	295,411
		Tools and Hardware--0.1%
2,200		Snap-On, Inc.	81,290
2,800		Stanley Works	91,672
		TOTAL	172,962
		Toys & Games--0.1%
9,400	1	JAKKS Pacific, Inc.	210,278
		Truck Manufacturing--1.2%
81,300		Cummins, Inc.	2,101,605
20,900		PACCAR, Inc.	611,116
		TOTAL	2,712,721
		Trucking--0.1%
2,800		Ryder Systems, Inc.	110,936
8,500		Werner Enterprises, Inc.	166,770
		TOTAL	277,706
		Undesignated Consumer Cyclicals--0.6%
2,900	1	American Public Education, Inc.	128,383
3,000	1	Alliance Data Systems Corp.	150,480
24,800	1	Corinthian Colleges, Inc.	354,144
2,900	1	ITT Educational Services, Inc.	254,185
4,700	1	Kendle International, Inc.	84,929
10,100	1	Parexel International Corp.	105,040
4,600		Speedway Motorsports, Inc.	73,370
500		Strayer Education, Inc.	113,135
2,000	1	Sykes Enterprises, Inc.	31,920
		TOTAL	1,295,586
		Undesignated Consumer Staples--0.1%
3,500		Alberto-Culver Co.	90,055
4,200	1	USANA, Inc.	159,348
		TOTAL	249,403
		Water Utility--0.0%
4,700		Aqua America, Inc.	84,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,565,937)	122,583,755
		ASSET-BACKED SECURITIES--1.8%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	347,314
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.74%, 2/10/2051	190,007
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	912,665
398,909		Community Program Loan Trust 1987-A, Series 1987-A, 4.500%, 10/01/2018	400,205
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	649,208
41,111		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	38,940
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.317%, 4/15/2041	524,714
100,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 6.266%, 02/12/2051	60,487
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	125,598
715,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	616,293
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	186,812
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	107,630
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,218,648)	4,159,873
		COLLATERALIZED MORTGAGE OBLIGATIONS–0.4%
4,213		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031	3,991
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	319,957
13,369		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	13,823
23,936		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	24,749
23,060		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	23,402
72,551		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	70,824
57,377		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	62,051
7,389		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	7,828
15,413		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	13,701
8,220		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	8,316
44,771		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	43,425
350,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.815%, 2/12/2049	302,583
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,044,061)	894,650
		CORPORATE BONDS--6.9%
		Basic Industry - Chemicals--0.1%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	80,948
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	81,351
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	27,555
70,000		Praxair, Inc., 4.625%, 03/30/2015	61,957
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	63,863
		TOTAL	315,674
		Basic Industry - Metals & Mining--0.2%
50,000		Alcan, Inc., 5.000%, 06/01/2015	41,481
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	58,626
10,000	2,3	ArcelorMittal, 6.125%, 06/01/2018	6,854
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	128,477
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	36,539
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	72,678
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	66,682
		TOTAL	411,337
		Basic Industry - Paper--0.0%
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	34,944
		Capital Goods - Aerospace & Defense--0.1%
50,000	2,3	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	44,505
125,000		Boeing Co., Note, 5.125%, 02/15/2013	120,117
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	27,619
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	95,716
		TOTAL	287,957
		Capital Goods - Building Materials--0.0%
70,000		RPM International, Inc., 6.500%, 02/15/2018	59,546
		Capital Goods - Diversified Manufacturing --0.4%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	53,956
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	102,547
160,000		Harsco Corp., 5.750%, 05/15/2018	138,931
50,000		Honeywell International, Inc., Note, 7.500%, 03/01/2010	51,996
80,000		Hubbell, Inc., 5.950%, 06/01/2018	70,397
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	52,071
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	92,914
140,000		Textron Financial Corp., 5.400%, 04/28/2013	112,404
40,000	2,3	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	11,891
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	118,605
		TOTAL	805,712
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	15,332
		Communications - Media & Cable--0.2%
100,000		Comcast Corp., 7.125%, 06/15/2013	96,017
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	175,873
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	63,723
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	20,516
		TOTAL	356,129
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	69,484
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	76,773
		TOTAL	146,257
		Communications - Telecom Wireless--0.2%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	138,454
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	83,020
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	98,002
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	55,898
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	83,747
		TOTAL	459,121
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	43,541
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	90,759
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	30,983
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	130,644
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	125,053
		TOTAL	420,980
		Consumer Cyclical - Automotive--0.2%
100,000	2,3	American Honda Finance Corp., 4.625%, 04/02/2013	91,591
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	57,840
150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	130,575
100,000	2,3	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	99,227
		TOTAL	379,233
		Consumer Cyclical - Entertainment--0.0%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	89,888
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	65,754
		Consumer Cyclical - Retailers--0.2%
70,000	2,3	Best Buy Co., Inc., 6.750%, 07/15/2013	68,812
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	154,362
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	80,540
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	59,845
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	25,093
100,000		Target Corp., 5.875%, 03/01/2012	96,628
50,000		Target Corp., Note, 5.875%, 07/15/2016	42,872
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	34,313
		TOTAL	562,465
		Consumer Non-Cyclical Food/Beverage--0.3%
100,000		Bottling Group LLC, Note, 5.500%, 4/01/2016	87,348
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	76,767
135,000		Kellogg Co., 4.250%, 03/06/2013	122,738
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	38,434
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	67,467
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	9,596
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	72,214
100,000	2,3	SABMiller PLC, Note, 6.200%, 07/01/2011	98,726
		TOTAL	573,290
		Consumer Non-Cyclical Health Care--0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	34,782
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	98,153
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	157,936
		TOTAL	290,871
		Consumer Non-Cyclical Pharmaceuticals--0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	59,509
60,000		Eli Lilly & Co., Bond, 5.200%, 03/15/2017	54,553
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	125,259
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	87,733
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	97,470
		TOTAL	424,524
		Consumer Non-Cyclical Products--0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	61,385
80,000		Whirlpool Corp., 5.500%, 03/01/2013	73,938
		TOTAL	135,323
		Consumer Non-Cyclical Supermarkets--0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	31,855
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	46,781
		TOTAL	78,636
		Consumer Non-Cyclical Tobacco--0.0%
90,000		Philip Morris International, Inc., 5.650%, 05/16/2018	76,898
		Energy - Independent--0.1%
105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.950%, 09/15/2016	87,777
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	40,313
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	53,133
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	44,608
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	54,758
		TOTAL	280,589
		Energy - Integrated--0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	220,003
		Energy - Oil Field Services--0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	61,671
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	96,586
115,000		Valero Energy Corp., 7.500%, 04/15/2032	89,560
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	28,833
		TOTAL	214,979
		Financial Institution - Banking--0.7%
125,000	2,3	Barclays Bank PLC, 5.926%, 12/31/2049	71,392
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	133,387
150,000		Credit Suisse (USA), Inc., Sr. Note, 5.500%, 08/16/2011	143,765
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	134,944
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	84,983
100,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 03/15/2010	94,945
200,000		Northern Trust Corp., Sr. Note, 5.300%, 08/29/2011	197,779
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	173,589
100,000		PNC Funding Corp., Sub. Note, 7.500%, 11/01/2009	99,324
100,000		Popular North America, Inc., 5.650%, 04/15/2009	98,769
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	168,907
30,000		Wachovia Corp., 5.750%, 02/01/2018	25,860
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	100,249
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	98,539
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	50,749
		TOTAL	1,677,181
		Financial Institution - Brokerage--0.6%
130,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	122,179
250,000		Blackrock, Inc., 6.250%, 09/15/2017	223,598
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	116,768
150,000	2,3	FMR Corp., Bond, 7.570%, 06/15/2029	138,641
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	18,707
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	128,850
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	140,377
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	99,450
75,000		Janus Capital Group, Inc., Sr. Note, 6.250%, 06/15/2012	59,192
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	50,827
85,000		Merrill Lynch & Co., Inc., Note, 4.125%, 09/10/2009	82,907
100,000		Morgan Stanley, Note, 4.000%, 01/15/2010	95,050
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	27,902
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	56,101
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	91,245
		TOTAL	1,451,794
		Financial Institution - Finance Noncaptive--0.5%
100,000		American Express Co., 4.750%, 06/17/2009	97,166
100,000		American Express Co., 4.875%, 07/15/2013	79,635
150,000		American Express Credit Corp., 5.875%, 05/02/2013	126,253
100,000		American General Finance Corp., 4.000%, 03/15/2011	39,065
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.850%, 01/15/2015	140,207
120,000		Capital One Capital IV, 6.745%, 02/17/2037	56,539
90,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.300%, 05/10/2017	19,987
240,000		General Electric Capital Corp., 5.625%, 05/01/2018	198,874
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	171,828
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	58,645
200,000	2,3	ILFC E-Capital Trust I, 5.900%, 12/21/2065	74,500
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	71,550
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	65,620
		TOTAL	1,199,869
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	67,847
60,000		CIGNA Corp., 6.350%, 03/15/2018	49,993
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	75,560
		TOTAL	193,400
		Financial Institution - Insurance - Life--0.2%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	128,445
85,000	2,3	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	86,415
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	103,389
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	58,440
		TOTAL	376,689
		Financial Institution - Insurance - P&C--0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	75,617
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	74,993
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	86,607
75,000		CNA Financial Corp., 6.500%, 08/15/2016	56,201
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,484
100,000	2,3	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	85,975
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	85,592
500,000	2,3	ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%, 12/15/2065	335,048
		TOTAL	816,517
		Financial Institution - REITs--0.1%
40,000		AMB Property LP, 6.300%, 06/01/2013	35,410
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	15,245
75,000		Liberty Property LP, 6.625%, 10/01/2017	58,863
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	62,496
95,000		Simon Property Group LP, 6.125%, 05/30/2018	64,284
		TOTAL	236,298
		Foreign-Local-Government--0.0%
100,000		Ontario, Province of, Note, 4.500%, 02/03/2015	100,298
		Technology--0.4%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	35,158
75,000		Cisco Systems, Inc., Note, 5.250%, 02/22/2011	75,056
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	55,955
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	165,547
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	74,811
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	62,124
65,000		Harris Corp., 5.950%, 12/01/2017	57,755
100,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	87,845
125,000		Hewlett-Packard Co., Note, 6.500%, 07/01/2012	126,081
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	106,609
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	56,265
150,000		Oracle Corp., 6.500%, 04/15/2038	123,832
		TOTAL	1,027,038
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	71,503
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	38,767
		TOTAL	110,270
		Transportation - Railroads--0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	65,283
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	67,877
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	100,662
100,000		Union Pacific Corp., 4.875%, 01/15/2015	84,967
		TOTAL	318,789
		Transportation - Services--0.1%
90,000	2,3	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	62,994
100,000		FedEx Corp., Note, 5.500%, 08/15/2009	97,336
		TOTAL	160,330
		Utility - Electric--0.6%
150,000		Alabama Power Co., 5.700%, 02/15/2033	117,378
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	66,376
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	86,786
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	85,196
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	81,951
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	97,883
100,000		FirstEnergy Corp., 6.450%, 11/15/2011	94,287
48,018	2,3	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	41,783
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	30,811
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	80,335
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	70,033
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	29,451
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	102,825
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	62,348
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	39,753
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 03/01/2011	94,650
90,000		Union Electric Co., 6.000%, 04/01/2018	72,736
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	81,881
		TOTAL	1,336,463
		Utility - Natural Gas Pipelines--0.1%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	130,496
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	69,863
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	31,056
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	59,878
		TOTAL	291,293
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,664,875)	16,063,342
		GOVERNMENT/AGENCY--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,970)	72,109
		GOVERNMENT AGENCIES--6.0%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	766,454
8,600,000		Federal National Mortgage Association, 4.375%, 3/15/2013	8,714,017
4,300,000		Federal National Mortgage Association, 4.750%, 11/19/2012	4,418,206
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,008,777)	13,898,677
		MORTGAGE-BACKED SECURITIES--0.9%
2,141,942		Federal Home Loan Mortgage Corp. Pool G04281, 5.500%, 30 Year, 5/1/2038	2,091,150
16,072		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	16,537
10,228		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	10,672
20,188		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	21,133
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,210,836)	2,139,492
		U.S. TREASURY--0.1%
150,000		United States Treasury Note, 4.125%, 5/15/2015 (IDENTIFIED COST $157,283)	156,246
		EXCHANGE-TRADED FUND –3.2%
167,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $7,033,791)	7,451,540
		MUTUAL FUNDS--27.5%4
53,367		Emerging Markets Fixed Income Core Fund	823,575
4,961,596		Federated Mortgage Core Portfolio	47,482,473
959,835		High Yield Bond Portfolio	4,588,012
11,227,130	5	Prime Value Obligations Fund, Institutional Shares, 2.87%	11,227,130
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $66,187,802)	64,121,190
		TOTAL INVESTMENTS –99.5% (IDENTIFIED COST $269,172,980)6	231,540,874
		OTHER ASSETS AND LIABILITIES – NET – 0.5%7	1,133,764
		TOTAL NET ASSETS –100%	$232,674,638
At October 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1United States Treasury Bond 30-Year Long Futures	10	$1,131,250	December 2008	$(39,709)

At October 31, 2008, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch, Pierce, Fenner & Smith8	Series 10 Investment Grade Index	Buy	1.55%	6/20/2013	$4,920,000	$ (134,180)
Merrill Lynch, Pierce, Fenner & Smith8	Series 11 Investment Grade Index	Buy	1.50%	12/20/2013	$5,000,000	$ 9,465
Banc of America Securities LLC8	Series 11 High Yield CDX Index	Buy	5.00%	12/20/2013	$2,000,000	$ 49,320
TOTAL VALUE OF CREDIT DEFAULT SWAPS					$ (75,395)
Unrealized Depreciation on Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $1,318,354, which represented 0.6% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustess”). At October 31, 2008, these liquid restricted securities amounted to $1,318,354, which represented 0.6% of total net assets.

4	Affiliated companies.
5	7-Day net yield.
6
At October 31, 2008, the cost of investments for federal tax purposes was $269,174,541. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts and swap contracts was $37,633,667. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,565,968 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,199,635.

7	Assets, other than investments in securities, less liabilities.
8	Premiums received by the Fund amounted to $508,996.

Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

 In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate of the Fund’s Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$194,156,485	$ (39,709)
Level 2 – Other Significant Observable Inputs	$ 37,384,389	$(75,395)
Level 3 – Significant Unobservable Inputs	$---	$---
Total	$231,540,874	$ (115,104)

*Other financial instruments include futures contracts and swaps contracts.

The following acronyms are used throughout this portfolio:

REITs	--Real Estates Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.4%
		Agricultural Chemicals--3.8%
42,591		Monsanto Co.	$3,789,747
		Agricultural Machinery--0.4%
16,665		Bucyrus International, Inc.	402,126
		Biotechnology--6.9%
12,415	1	Alexion Pharmaceuticals, Inc.	505,911
9,664	1	Biogen Idec, Inc.	411,203
12,364	1	Cephalon, Inc.	886,746
8,441	1	Genzyme Corp.	615,180
75,060	1	Gilead Sciences, Inc.	3,441,501
5,423	1	Myriad Genetics, Inc.	342,137
15,060	1	OSI Pharmaceuticals, Inc.	571,527
		TOTAL	6,774,205
		Bituminous Coal--1.5%
18,653		Fluor Corp.	744,814
9,403		Foundation Coal Holdings, Inc.	195,206
10,330		Massey Energy Co.	238,520
8,030		Peabody Energy Corp.	277,115
		TOTAL	1,455,655
		Broadcasting--2.6%
78,833	1	American Tower Systems Corp.	2,547,094
		Clothing Stores--0.5%
7,444		Ross Stores, Inc.	243,344
10,951	1	Urban Outfitters, Inc.	238,075
		TOTAL	481,419
		Commodity Chemicals--0.8%
53,195		RPM International, Inc.	755,369
		Computer Stores--0.8%
28,747	1	GameStop Corp.	787,380
		Computers - Low End--1.8%
16,951	1	Apple, Inc.	1,823,758
		Computers - Midrange--3.6%
91,867		Hewlett-Packard Co.	3,516,669
		Contracting--0.8%
10,491	1	IHS, Inc., Class A	371,276
12,437	1	Jacobs Engineering Group, Inc.	453,080
		TOTAL	824,356
		Crude Oil & Gas Production--1.4%
39,161	1	Southwestern Energy Co.	1,394,915
		Defense Electronics--6.8%
20,604	1	FLIR Systems, Inc.	661,388
13,551	1	First Solar, Inc.	1,947,279
7,930		L-3 Communications Holdings, Inc.	643,678
92,846		Rockwell Collins	3,456,657
		TOTAL	6,709,002
		Discount Department Stores--3.8%
66,735		Wal-Mart Stores, Inc.	3,724,480
		Diversified Oil--0.6%
11,664		Murphy Oil Corp.	590,665
		Electric Utility--0.3%
9,928		PPL Corp.	325,837
		Ethical Drugs--6.2%
43,308		Abbott Laboratories	2,388,436
120,190		Merck & Co., Inc.	3,719,881
		TOTAL	6,108,317
		Financial Services—2.9%
52,574		Visa, Inc., Class A	2,909,971
		Home Products--4.9%
6,026		Colgate-Palmolive Co.	378,192
57,247		Procter & Gamble Co.	3,694,721
29,439		Tupperware Brands Corp.	744,807
		TOTAL	4,817,720
		Hotels and Motels--0.6%
9,214	1	Wynn Resorts Ltd.	556,526
		Industrial Machinery--0.0%
279		Flowserve Corp.	15,881
		Internet Services--1.4%
3,914	1	Google, Inc.	1,406,535
		Major Steel Producer--0.1%
3,426		United States Steel Corp.	126,351
		Medical Supplies--1.4%
18,877		Baxter International, Inc.	1,141,870
5,328		McKesson HBOC, Inc.	196,017
		TOTAL	1,337,887
		Medical Technology--3.7%
8,918	1	Intuitive Surgical, Inc.	1,540,941
33,709	1	St. Jude Medical, Inc.	1,281,953
17,368	1	Varian Medical Systems, Inc.	790,418
		TOTAL	3,613,312
		Metal Containers--2.5%
72,947		Ball Corp.	2,494,787
		Miscellaneous Components--0.8%
27,269		Amphenol Corp., Class A	781,257
		Mutual Fund Adviser--0.3%
7,792		T. Rowe Price Group, Inc.	308,096
		Office Equipment--2.7%
108,027		Pitney Bowes, Inc.	2,676,909
		Offshore Driller--0.1%
3,109		ENSCO International, Inc.	118,173
		Oil Well Supply--0.6%
12,296	1	Cameron International Corp.	298,301
13,373	1	Dresser-Rand Group, Inc.	299,555
		TOTAL	597,856
		Outpatient Clinics--0.7%
12,513	1	DaVita, Inc.	710,113
		Pollution Control--0.3%
5,706	1	Stericycle, Inc.	333,402
		Psychiatric Centers--0.3%
9,021	1	Psychiatric Solutions, Inc.	300,309
		Railroad--3.9%
57,297		Union Pacific Corp.	3,825,721
		Restaurant--5.9%
107,215		Darden Restaurants, Inc.	2,376,957
28,624	1	Jack in the Box, Inc.	575,342
49,012		McDonald's Corp.	2,839,265
		TOTAL	5,791,564
		Semiconductor Manufacturing--0.4%
22,496		Texas Instruments, Inc.	440,022
		Services to Medical Professionals--6.1%
56,940	1	Express Scripts, Inc., Class A	3,451,133
108,301		UnitedHealth Group, Inc.	2,569,983
		TOTAL	6,021,116
		Shoes--0.3%
4,570		Nike, Inc., Class B	263,369
		Soft Drinks--0.1%
1,785		PepsiCo, Inc.	101,763
		Software Packaged/Custom--3.4%
48,201	1	Electronic Arts, Inc.	1,098,019
35,072	1	Intuit, Inc.	878,904
25,502	1	McAfee, Inc.	830,090
30,473	1	Oracle Corp.	557,351
		TOTAL	3,364,364
		Specialty Retailing--1.7%
29,155		Costco Wholesale Corp.	1,662,127
		Steam Generating Machinery--0.2%
8,914	1	Foster Wheeler Ltd.	244,244
		Telecommunication Equipment & Services--4.6%
47,476	1	Amdocs Ltd.	1,071,059
90,725		Qualcomm, Inc.	3,471,139
		TOTAL	4,542,198
		Truck Manufacturing--0.4%
16,006		Cummins, Inc.	413,755
		Undesignated Consumer Cyclicals--5.0%
19,287	1	Alliance Data Systems Corp.	967,436
22,550	1	Apollo Group, Inc., Class A	1,567,451
18,210		DeVRY, Inc.	1,032,325
7,759	1	ITT Educational Services, Inc.	680,076
2,987		Strayer Education, Inc.	675,868
		TOTAL	4,923,156
		Undesignated Health--0.5%
34,862		IMS Health, Inc.	499,921
		TOTAL COMMON STOCKS (IDENTIFIED COST $107,422,962)	97,209,399
		MUTUAL FUND--1.3%
1,239,201	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	1,239,201
		TOTAL INVESTMENTS --- 99.7% (IDENTIFIED COST $108,662,163)4	98,448,600
		OTHER ASSETS AND LIABILITIES --- NET --- 0.3%5	263,358
		TOTAL NET ASSETS --- 100%	$98,711,958

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $108,662,163. The net unrealized depreciation of investments for federal tax purposes was $10,213,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,779,482 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,993,045.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$98,448,600
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$98,448,600

Federated MDT Large Cap Value Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.3%
		Agricultural Machinery--0.6%
66		Deere & Co.	$2,545
		Airline - Regional--0.2%
84		Southwest Airlines Co.	990
		Aluminum--1.5%
549		Alcoa, Inc.	6,319
		Apparel--0.3%
20		Columbia Sportswear Co.	737
64		Liz Claiborne, Inc.	522
		TOTAL	1,259
		AT&T Divestiture--0.1%
14		AT&T, Inc.	375
		Auto Part Replacement--0.2%
22		Genuine Parts Co.	866
		Biotechnology--1.6%
108	1	Amgen, Inc.	6,468
		Clothing Stores--0.3%
42		American Eagle Outfitters, Inc.	467
52	1	AnnTaylor Stores Corp.	654
		TOTAL	1,121
		Commodity Chemicals--4.6%
678		Dow Chemical Co.	18,082
17		Eastman Chemical Co.	687
		TOTAL	18,769
		Computer Peripherals--0.5%
78	1	Lexmark International Group, Class A	2,015
		Computer Stores--0.3%
68	1	Ingram Micro, Inc., Class A	906
19	1	Tech Data Corp.	408
		TOTAL	1,314
		Construction Machinery--0.2%
38		Trinity Industries, Inc.	641
		Contracting--0.3%
35		Granite Construction, Inc.	1,248
		Crude Oil & Gas Production--2.1%
124		Cimarex Energy Co.	5,017
80		Pioneer Natural Resources, Inc.	2,226
5	1	Swift Energy Co.	160
22	1	Whiting Petroleum Corp.	1,144
		TOTAL	8,547
		Defense Aerospace--0.9%
43		Lockheed Martin Corp.	3,657
		Defense Electronics--0.6%
17		Grainger (W.W.), Inc.	1,336
19		Raytheon Co.	971
		TOTAL	2,307
		Department Stores--3.1%
30		Dillards, Inc., Class A	160
219	1	Sears Holdings Corp.	12,645
		TOTAL	12,805
		Discount Department Stores--4.7%
57	1	BJ's Wholesale Club, Inc.	2,006
310		Wal-Mart Stores, Inc.	17,301
		TOTAL	19,307
		Diversified Leisure--0.5%
157		Royal Caribbean Cruises Ltd.	2,129
		Diversified Oil--4.9%
4		Murphy Oil Corp.	203
358		Occidental Petroleum Corp.	19,883
		TOTAL	20,086
		Electric Utility--8.5%
130		Alliant Energy Corp.	3,819
155		DTE Energy Co.	5,472
184		Entergy Corp.	14,361
268		Sempra Energy	11,414
		TOTAL	35,066
		Ethical Drugs--4.7%
37	1	Forest Laboratories, Inc., Class A	860
259		Johnson & Johnson	15,887
143		Pfizer, Inc.	2,533
		TOTAL	19,280
		Financial Services--1.4%
260		Ameriprise Financial, Inc.	5,616
		Gas Distributor--0.9%
73		Energen Corp.	2,451
33		National Fuel Gas Co.	1,194
		TOTAL	3,645
		Home Building--0.2%
52		KB HOME	868
		Home Products--4.3%
273		Procter & Gamble Co.	17,619
		Industrial Machinery--0.5%
125	1	Terex Corp.	2,086
		Integrated Domestic Oil--4.4%
347		ConocoPhillips	18,051
		Integrated International Oil--6.0%
254		Chevron Corp.	18,948
77		Exxon Mobil Corp.	5,707
		TOTAL	24,655
		Leasing--0.2%
35		GATX Corp.	999
		Life Insurance--3.2%
207		MetLife, Inc.	6,877
40		Principal Financial Group	760
160		Prudential Financial, Inc.	4,800
21		Torchmark Corp.	877
		TOTAL	13,314
		Lumber Products--0.1%
15		Weyerhaeuser Co.	573
		Machine Tools--0.1%
7	1	Mettler-Toledo International, Inc.	536
		Major Steel Producer--1.8%
202		United States Steel Corp.	7,450
		Maritime--0.4%
50		Overseas Shipholding Group, Inc.	1,879
		Medical Supplies--0.1%
14		AmerisourceBergen Corp.	438
		Medical Technology--0.1%
9	1	Zimmer Holdings, Inc.	418
		Mini-Mill Producer--0.3%
107		Commercial Metals Corp.	1,188
		Miscellaneous Food Products--2.5%
501		Archer-Daniels-Midland Co.	10,386
		Motion Pictures--0.2%
29	1	Dreamworks Animation SKG, Inc.	815
		Multi-Industry Capital Goods--1.1%
22		General Electric Co.	429
74		United Technologies Corp.	4,067
		TOTAL	4,496
		Multi-Line Insurance--3.0%
306		Allstate Corp.	8,075
49		Assurant, Inc.	1,249
58		CIGNA Corp.	945
107		Hartford Financial Services Group, Inc.	1,104
52		Lincoln National Corp.	896
22		UNUMProvident Corp.	347
		TOTAL	12,616
		Mutual Fund Adviser--0.3%
17		Franklin Resources, Inc.	1,156
		Oil Refiner--2.8%
79		Frontier Oil Corp.	1,044
512		Valero Energy Corp.	10,537
		TOTAL	11,581
		Oil Service, Explore & Drill--0.7%
51		Patterson-UTI Energy, Inc.	677
33	1	Seacor Holdings, Inc.	2,217
		TOTAL	2,894
		Packaged Foods--0.3%
39		Kraft Foods, Inc., Class A	1,136
		Paper Products--0.3%
90		MeadWestvaco Corp.	1,263
		Personnel Agency--0.4%
51		Manpower, Inc.	1,588
		Property Liability Insurance--5.0%
112		Chubb Corp.	5,804
111		Loews Corp.	3,686
264		The Travelers Cos., Inc.	11,233
		TOTAL	20,723
		Railroad--4.5%
308		Norfolk Southern Corp.	18,462
		Regional Bank--2.4%
189		Comerica, Inc.	5,215
191		Marshall & Ilsley Corp.	3,444
125		Regions Financial Corp.	1,386
		TOTAL	10,045
		Restaurant--1.7%
120		McDonald's Corp.	6,952
		Savings & Loan--0.6%
140		Hudson City Bancorp, Inc.	2,633
		Securities Brokerage--4.3%
190		Goldman Sachs Group, Inc.	17,575
		Semiconductor Distribution--0.4%
89	1	Arrow Electronics, Inc.	1,553
		Semiconductor Manufacturing Equipment--0.3%
54	1	Novellus Systems, Inc.	853
58	1	Teradyne, Inc.	296
		TOTAL	1,149
		Services to Medical Professionals--2.8%
97		Aetna, Inc.	2,412
47	1	Health Net, Inc.	605
51	1	Medco Health Solutions, Inc.	1,935
154		UnitedHealth Group, Inc.	3,654
75	1	Wellpoint, Inc.	2,915
		TOTAL	11,521
		Specialty Retailing--0.2%
46		Barnes & Noble, Inc.	868
		Stainless Steel Producer--0.2%
40		Carpenter Technology Corp.	724
		Trucking--0.6%
61		Ryder System, Inc.	2,417
		TOTAL COMMON STOCKS (IDENTIFIED COST $560,158)	409,002
		MUTUAL FUNDS—4.1%
16,816	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	16,816
		TOTAL INVESTMENTS—103.4% (IDENTIFIED COST $576,974)4	425,818
		OTHER ASSETS AND LIABILITIES – NET—(3.4)%5	(14,168)
		TOTAL NET ASSETS—100%	$411,650

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $576,974. The net unrealized depreciation of investments for federal tax purposes was $151,156.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $160,071.

5	Assets, other than investment in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 425,818
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 425,818

Federated MDT Mid Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Agricultural Chemicals--0.9%
1,131		CF Industries Holdings, Inc.	72,599
642	1	Terra Industries, Inc.	14,118
		TOTAL	86,717
		Agricultural Machinery--0.6%
496	1	AGCO Corp.	15,634
1,636		Bucyrus International, Inc.	39,477
		TOTAL	55,111
		Apparel--0.2%
425		Polo Ralph Lauren Corp., Class A	20,047
		Auto Original Equipment Manufacturers--0.3%
230	1	AutoZone, Inc.	29,277
		Biotechnology—8.9%
8,876	1	Alexion Pharmaceuticals, Inc.	361,697
3,368	1	Cephalon, Inc.	241,553
738	1	Myriad Genetics, Inc.	46,560
4,981	1	OSI Pharmaceuticals, Inc.	189,029
		TOTAL	838,839
		Bituminous Coal--1.0%
2,107		Fluor Corp.	84,133
492		Massey Energy Co.	11,360
		TOTAL	95,493
		Cable TV--2.7%
14,500	1	Cablevision Systems Corp., Class A	257,085
		Clothing Stores--1.1%
629	1	Aeropostale, Inc.	15,228
1,600		Ross Stores, Inc.	52,304
1,569	1	Urban Outfitters, Inc.	34,110
		TOTAL	101,642
		Commodity Chemicals--4.7%
6,641		Compass Minerals International, Inc.	364,790
3,457	1	Intrepid Potash, Inc.	75,155
		TOTAL	439,945
		Computer Services--1.8%
3,546	1	Fiserv, Inc.	118,295
1,229		Global Payments, Inc.	49,787
		TOTAL	168,082
		Computer Stores--0.8%
2,633	1	GameStop Corp.	72,118
		Contracting--0.4%
1,024	1	Jacobs Engineering Group, Inc.	37,304
		Cosmetics & Toiletries--0.9%
3,299		Avon Products, Inc.	81,914
		Defense Aerospace--1.1%
1,564		Goodrich (B.F.) Co.	57,180
967	1	Teledyne Technologies, Inc.	44,066
		TOTAL	101,246
		Defense Electronics--7.5%
2,267	1	FLIR Systems, Inc.	72,771
4,341		L-3 Communications Holdings, Inc.	352,359
7,393		Rockwell Collins	275,241
		TOTAL	700,371
		Discount Department Stores--0.5%
1,230	1	Dollar Tree, Inc.	46,765
		Electrical Equipment--1.3%
3,736		AMETEK, Inc.	124,222
		Electronic Instruments--0.3%
1,292	1	Trimble Navigation Ltd.	26,576
		Financial Services--1.3%
7,022	1	Metavante Technologies, Inc.	117,759
		Home Health Care--1.4%
4,986	1	Lincare Holdings, Inc.	131,381
		Home Products--2.9%
729		Church and Dwight, Inc.	43,077
3,428	1	Energizer Holdings, Inc.	167,492
2,519		Tupperware Brands Corp.	63,731
		TOTAL	274,300
		Hospitals--0.6%
13,786	1	Tenet Healthcare Corp.	60,383
		Industrial Machinery--0.2%
314		Valmont Industries, Inc.	17,201
		Internet Services--1.1%
1,980	1	Priceline.com, Inc.	104,207
		Machine Tools--0.3%
402	1	Mettler-Toledo International, Inc.	30,769
		Medical Supplies--0.2%
487		Steris Corp.	16,577
		Medical Technology--6.9%
197	1	Bio Rad Laboratories, Inc., Class A	16,820
637	1	Edwards Lifesciences Corp.	33,659
273	1	Gen-Probe, Inc.	12,847
727	1	Intuitive Surgical, Inc.	125,618
1,280	1	Masimo Corp.	40,947
8,946	1	St. Jude Medical, Inc.	340,216
240	1	Techne Corp.	16,565
1,374	1	Varian Medical Systems, Inc.	62,531
		TOTAL	649,203
		Metal Containers--4.7%
3,530		Ball Corp.	120,726
15,996	1	Crown Holdings, Inc.	322,799
		TOTAL	443,525
		Miscellaneous Components--2.3%
7,526		Amphenol Corp., Class A	215,620
		Motion Pictures--0.2%
590	1	Dreamworks Animation SKG, Inc.	16,579
		Multi-Industry Transportation--0.3%
540		Brinks Co. (The)	26,185
		Office Equipment--1.0%
3,918		Pitney Bowes, Inc.	97,088
		Offshore Driller--0.5%
1,136		ENSCO International, Inc.	43,179
		Oil Well Supply--2.3%
902	1	Cameron International Corp.	21,883
8,654	1	Dresser-Rand Group, Inc.	193,850
		TOTAL	215,733
		Other Communications Equipment--1.6%
4,291		Harris Corp.	154,261
		Outpatient Clinics--3.8%
6,239	1	DaVita, Inc.	354,063
		Personnel Agency--0.2%
496	1	Hewitt Associates, Inc.	13,833
		Pollution Control--0.2%
300	1	Stericycle, Inc.	17,529
		Psychiatric Centers--0.1%
388	1	Psychiatric Solutions, Inc.	12,917
		Railroad--0.2%
451		Wabtec Corp.	17,932
		Restaurant--1.4%
6,062		Darden Restaurants, Inc.	134,395
		Semiconductor Manufacturing--0.5%
1,937		Altera Corp.	33,607
925	1	Broadcom Corp.	15,799
		TOTAL	49,406
		Services to Medical Professionals--0.4%
807		Quest Diagnostics, Inc.	37,768
		Shoes--0.2%
189	1	Deckers Outdoor Corp.	16,039
		Software Packaged/Custom--7.6%
13,027		CA, Inc.	231,881
495	1	DST Systems, Inc.	20,087
9,857	1	Intuit, Inc.	247,016
1,088	1	McAfee, Inc.	35,414
7,153	1	Solera Holdings, Inc.	178,038
		TOTAL	712,436
		Specialty Machinery--0.1%
414		Woodward Governor Co.	13,289
		Specialty Retailing--0.2%
567	1	Big Lots, Inc.	13,852
		Steam Generating Machinery--0.4%
1,218	1	Foster Wheeler Ltd.	33,373
		Telecommunication Equipment & Services--0.5%
1,940	1	Amdocs Ltd.	43,766
		Telephone Utility--3.3%
10,270		Embarq Corp.	308,100
		Truck Manufacturing--0.5%
1,958		Cummins, Inc.	50,614
		Undesignated Consumer Cyclicals--8.3%
2,643	1	Alliance Data Systems Corp.	132,573
5,393	1	Apollo Group, Inc., Class A	374,867
2,635	1	ITT Educational Services, Inc.	230,958
193		Strayer Education, Inc.	43,670
		TOTAL	782,068
		Undesignated Consumer Discretionary--3.2%
19,013	1	DISH Network Corp., Class A	299,265
		Undesignated Consumer Staples--4.2%
19,998		Block (H&R), Inc.	394,361
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,104,548)	9,201,710
		MUTUAL FUND--1.7%
158,763	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	158,763
		TOTAL INVESTMENTS---99.8% (IDENTIFIED COST $11,263,311)4	9,360,473
		OTHER ASSETS AND LIABILITIES—NET—0.2%5	19,084
		TOTAL NET ASSETS---100%	$9,379,557

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $11,263,311. The net unrealized depreciation of investments for federal tax purposes was $1,902,838. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $194,472 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,097,310.

5	Assets, other than the investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 9,360,473
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 9,360,473

Federated MDT Small Cap Core Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Airline - Regional--1.5%
3,667	1	Alaska Air Group, Inc.	$90,575
1,169	1	Allegiant Travel Co.	46,561
451	1	Republic Airways Holdings, Inc.	6,742
1,179		SkyWest, Inc.	18,168
		TOTAL	162,046
		Aluminum--1.0%
3,294		Kaiser Aluminum Corp.	110,547
		Apparel--4.0%
13,247	1	Collective Brands, Inc.	169,429
1,016	1	G-III Apparel Group Ltd.	14,031
369	1	Quiksilver, Inc.	956
1,491	1	True Religion Apparel, Inc.	24,974
7,823	1	Warnaco Group, Inc.	233,204
		TOTAL	442,594
		Auto Original Equipment Manufacturers--0.8%
3,006	1	Fuel Systems Solutions, Inc.	85,521
		Biotechnology--0.4%
4,280	1	Alkermes, Inc.	42,286
		Bituminous Coal--0.2%
4,943	1	International Coal Group, Inc.	23,133
		Cement--0.5%
2,385	1	Astec Industries, Inc.	60,627
		Clothing Stores--5.3%
4,822		Buckle, Inc.	127,011
7,721	1	Children's Place Retail Stores, Inc.	258,113
1,388	1	Citi Trends, Inc.	23,221
8,512	1	Fossil, Inc.	154,493
983	1	Gymboree Corp.	25,420
		TOTAL	588,258
		Commodity Chemicals--1.0%
1,472		Compass Minerals International, Inc.	80,857
869		Newmarket Corp.	32,753
		TOTAL	113,610
		Computer Networking--0.9%
6,747	1	Avocent Corp.	101,340
		Computer Peripherals--0.4%
3,660	1	STEC, Inc.	20,130
820	1	Synaptics, Inc.	25,330
		TOTAL	45,460
		Computer Services--1.3%
1,517		Fair Isaac & Co., Inc.	23,650
5,535	1	Synnex Corp.	85,405
1,277		Syntel, Inc.	31,759
		TOTAL	140,814
		Computer Stores--0.3%
3,029	1	Insight Enterprises, Inc.	29,472
		Construction Machinery--0.2%
946	1	NCI Building System, Inc.	17,605
		Contracting--0.4%
2,960		Comfort Systems USA, Inc.	27,617
1,931	1	ENGlobal Corp.	8,477
635	1	Insituform Technologies, Inc., Class A	8,528
		TOTAL	44,622
		Cosmetics & Toiletries--1.0%
4,877	1	Elizabeth Arden, Inc.	84,323
5,658	1	Sally Beauty Holdings, Inc.	28,743
		TOTAL	113,066
		Defense Aerospace--1.7%
1,219	1	Hawk Corp.	17,615
3,837		Triumph Group, Inc.	168,291
		TOTAL	185,906
		Defense Electronics--1.8%
6,216	1	FLIR Systems, Inc.	199,534
		Discount Department Stores--0.2%
1,991	1	99 Cents Only Stores	24,290
		Diversified Leisure--1.3%
547	1	Bally Technologies, Inc.	12,116
7,145	1	Life Time Fitness, Inc.	136,041
		TOTAL	148,157
		Electric Test/Measuring Equipment--0.2%
1,754	1	Multi-Fineline Electronix, Inc.	20,487
		Electric Utility--0.1%
612		UniSource Energy Corp.	16,879
		Electrical Equipment--1.9%
919		Baldor Electric Co.	16,138
6,764		Robbins & Myers, Inc.	137,986
2,447	1	Rofin-Sinar Technologies, Inc.	54,544
		TOTAL	208,668
		Electronic Components--0.0%
67	1	Volterra Semiconductor Corp.	632
		Electronic Instruments--0.7%
629	1	Axsys Technologies, Inc.	41,533
877		Computer Programs & Systems, Inc.	24,284
550	1	OYO Geospace Corp.	15,769
		TOTAL	81,586
		Ethical Drugs--1.0%
1,436	1	Noven Pharmaceuticals, Inc.	16,155
5,031	1	Valeant Pharmaceuticals International	94,432
		TOTAL	110,587
		Financial Services--1.0%
2,079	1	America's Car-Mart, Inc.	33,950
6,395		Deluxe Corp.	77,763
		TOTAL	111,713
		Food Wholesaling--0.6%
1,715		Nash Finch Co.	67,622
		Furniture--0.4%
6,443		Tempur-Pedic International, Inc.	50,320
		Grocery Chain--0.4%
1,392		Casey's General Stores, Inc.	42,038
		Home Health Care--3.2%
4,607	1	Amedisys, Inc.	259,881
522	1	Amerigroup Corp.	13,050
2,250	1	LHC Group, Inc.	79,380
		TOTAL	352,311
		Home Products--0.3%
1,664	1	Jarden Corp.	29,619
		Hotels and Motels--0.8%
3,298		Ameristar Casinos, Inc.	30,375
8,181	1	Boyd Gaming Corp.	55,631
		TOTAL	86,006
		Insurance Brokerage--1.1%
4,338		AmTrust Financial Services, Inc.	42,599
1,285	1	Crawford & Co., Class B	18,632
2,063		Employers Holdings, Inc.	26,324
748		Life Partners Holdings, Inc.	30,055
		TOTAL	117,610
		Internet Services--0.4%
1,638	1	Digital River, Inc.	40,590
		Jewelry Stores--0.1%
883		Movado Group, Inc.	13,430
		Life Insurance--0.1%
1,983		Phoenix Cos., Inc.	12,830
		Long-Term Care Centers--0.6%
3,577	1	Kindred Healthcare, Inc.	51,831
1,016	1	Sun Healthcare Group, Inc.	11,664
		TOTAL	63,495
		Machine Tools--0.9%
3,339	1	AZZ, Inc.	97,432
		Machined Parts Original Equipment Manufacturers-0.2%
1		Applied Industrial Technologies, Inc.	20
2,158		Titan International, Inc.	24,946
		TOTAL	24,966
		Maritime--0.4%
2,660		TAL International Group, Inc.	44,050
		Medical Supplies--1.1%
3,146	1	American Medical Systems Holdings, Inc.	34,040
1,053	1	Kensey Nash Corp.	26,736
1,311	1	Merit Medical Systems, Inc.	23,991
708	1	NuVasive, Inc.	33,340
376	1	PetMed Express, Inc.	6,640
		TOTAL	124,747
		Medical Technology--1.1%
4,989	1	Thoratec Laboratories Corp.	122,829
		Metal Containers--0.6%
3,704	1	Mobile Mini, Inc.	62,227
		Metal Fabrication--1.9%
3,247		CIRCOR International, Inc.	99,521
1,714	1	Haynes International, Inc.	43,381
1,372	1	Ladish Co., Inc.	23,365
2,848	1	RTI International Metals	44,970
		TOTAL	211,237
		Mini-Mill Producer--0.7%
2,846		Schnitzer Steel Industries, Inc., Class A	76,643
		Miscellaneous Components--0.2%
4,168	1	Applied Micro Circuits Corp.	21,298
		Miscellaneous Food Products--0.5%
2,637	1	Fresh Del Monte Produce, Inc.	55,667
		Miscellaneous Machinery--0.4%
2,084		Graham Corp.	43,764
		Multi-Industry Basic Industry--1.2%
7,106		Olin Corp.	129,045
		Multi-Industry Capital Goods--1.4%
4,329	1	Ceradyne, Inc.	101,732
2,183	1	DXP Enterprises, Inc.	30,475
820		Raven Industries, Inc.	26,396
		TOTAL	158,603
		Multi-Line Insurance--1.0%
2,386		FBL Financial Group, Inc., Class A	41,660
1,794		Harleysville Group, Inc.	56,654
475		Safety Insurance Group, Inc.	18,045
		TOTAL	116,359
		Natural Gas Production--0.2%
1,843	1	Natural Gas Services Group, Inc.	24,420
		Newspaper Publishing--0.4%
7,498		Belo (A.H.) Corp., Series A	15,971
3,988		Lee Enterprises, Inc.	9,970
4,672		McClatchy Co., Class A	14,343
		TOTAL	40,284
		Office Furniture--1.5%
7,423		Miller Herman, Inc.	163,306
		Office Supplies--0.4%
1,949	1	Acco Brands Corp.	5,496
1,120	1	United Stationers, Inc.	41,877
		TOTAL	47,373
		Offshore Driller--1.7%
7,158	1	Hornbeck Offshore Services, Inc.	170,360
3,531	1	Newpark Resources, Inc.	20,303
		TOTAL	190,663
		Oil Refiner--0.1%
349		World Fuel Services Corp.	7,479
		Oil Service, Explore & Drill--3.0%
6,555	1	Basic Energy Services, Inc.	89,672
9,544	1	Complete Production Services, Inc.	118,250
1,313	1	Gulfmark Offshore, Inc.	48,581
9,550	1	Parker Drilling Co.	48,896
1,820	1	Superior Well Services, Inc.	30,485
		TOTAL	335,884
		Oil Well Supply--2.1%
2,147		Gulf Island Fabrication, Inc.	42,317
694		Lufkin Industries, Inc.	36,310
6,167	1	Oil States International, Inc.	142,643
1,038		RPC, Inc.	10,992
		TOTAL	232,262
		Optical Reading Equipment--0.7%
3,671	1	ScanSource, Inc.	72,833
		Other Communications Equipment--2.9%
17,491	1	Skyworks Solutions, Inc.	124,711
10,242	1	Syniverse Holdings, Inc.	192,550
		TOTAL	317,261
		Other Steel Producer--0.4%
3,755		Gibraltar Industries, Inc.	49,754
		Packaged Foods--0.6%
4,961	1	Chiquita Brands International	67,718
		Paint & Related Materials--1.4%
7,195		Ferro Corp.	111,379
2,146		Fuller (H.B.) Co.	37,920
		TOTAL	149,299
		Paper Products--1.2%
5,052	1	Buckeye Technologies, Inc.	29,756
2,199		Glatfelter (P.H.) Co.	22,672
1,629		Neenah Paper, Inc.	14,710
2,138		Rock-Tenn Co.	65,017
		TOTAL	132,155
		Personal Loans--0.3%
1,508	1	World Acceptance Corp.	27,868
		Printing--0.2%
5,335	1	Valassis Communications, Inc.	23,687
		Property Liability Insurance--1.2%
991		American Physicians Capital, Inc.	40,542
1,944	1	CNA Surety Corp.	26,924
3,470		Horace Mann Educators Corp.	27,621
1,399		OneBeacon Insurance Group Ltd.	19,306
724		Selective Insurance Group, Inc.	17,195
		TOTAL	131,588
		Psychiatric Centers--0.5%
1,519	1	Psychiatric Solutions, Inc.	50,568
		Railroad--0.0%
1		Celadon Group, Inc.	11
		Recreational Goods--0.3%
1,281	1	Steinway Musical Instruments	28,515
		Regional Bank--3.5%
242		Cathay Bancorp, Inc.	5,924
2,052		City Bank Lynwood, WA	21,136
101		First Midwest Bancorp, Inc.	2,243
2,845		Oriental Financial Group	46,203
8,221		Pacific Capital Bancorp	161,460
3,362		Provident Bankshares Corp.	35,873
4,299		Republic Bancorp, Inc.	98,963
439		Southside Bancshares, Inc.	10,576
		TOTAL	382,378
		Restaurant--3.1%
1,487	1	Buffalo Wild Wings, Inc.	42,052
2,224		CBRL Group, Inc.	44,302
6,137	1	CEC Entertainment, Inc.	157,598
1,465	1	Green Mountain Coffee, Inc.	42,470
1,731	1	P. F. Chang's China Bistro, Inc.	35,416
367	1	Panera Bread Co.	16,559
		TOTAL	338,397
		Roofing & Wallboard--0.8%
6,600	1	Beacon Roofing Supply, Inc.	90,288
		Savings and Loan--0.8%
918		Northwest Bancorp, Inc.	24,327
3,315		Webster Financial Corp. Waterbury	61,460
		TOTAL	85,787
		Securities Brokerage--1.9%
8,942	1	Interactive Brokers Group, Inc., Class A	191,091
3,454	1	Labranche & Co., Inc.	21,518
		TOTAL	212,609
		Semiconductor Manufacturing--0.4%
1,749	1	Diodes, Inc.	17,280
1,323	1	Plexus Corp.	24,687
		TOTAL	41,967
		Semiconductor Manufacturing Equipment--0.1%
473	1	Tessera Technologies, Inc.	8,173
		Services to Medical Professionals-1.3%
1,265	1	Athenahealth, Inc.	38,709
261	1	Bio-Reference Laboratories, Inc.	6,418
1,164	1	Genoptix, Inc.	38,924
2,991	1	PharMerica Corp.	61,405
		TOTAL	145,456
		Shoes--2.8%
2,383	1	Deckers Outdoor Corp.	202,221
4,362	1	Genesco, Inc.	108,221
		TOTAL	310,442
		Software Packaged/Custom--1.7%
1,263	1	CSG Systems International, Inc.	21,004
1,430	1	Omnicell, Inc.	15,701
1,924		Quality Systems, Inc.	74,055
1,886	1	TeleCommunication Systems, Inc., Class A	12,976
1,453	1	VASCO Data Security International, Inc.	16,462
5,586	1	Wind River Systems, Inc.	48,822
		TOTAL	189,020
		Specialty Chemicals--1.4%
2,550	1	Calgon Carbon Corp.	33,966
2,926		Koppers Holdings, Inc.	69,610
2,502	1	OM Group, Inc.	53,393
		TOTAL	156,969
		Specialty Machinery--1.0%
1,752		Cascade Corp.	57,833
2,028	1	Gardner Denver, Inc.	51,957
		TOTAL	109,790
		Specialty Retailing--0.7%
1,733		Asbury Automotive Group, Inc.	5,632
3,656	1	Jo-Ann Stores, Inc.	70,049
758		Sonic Automotive, Inc.	3,889
		TOTAL	79,570
		Telecommunication Equipment & Services--0.8%
6,818	1	ADC Telecommunications, Inc.	43,226
943	1	Comtech Telecommunications Corp.	45,660
		TOTAL	88,886
		Toys & Games--1.4%
6,124	1	JAKKS Pacific, Inc.	136,994
1,754	1	RC2 Corp.	22,276
		TOTAL	159,270
		Trucking--0.3%
1,755	1	Marten Transport Ltd.	32,257
		Undesignated Consumer Cyclicals--5.9%
1,251	1	American Public Education, Inc.	55,382
4,460	1	Avis Budget Group, Inc.	7,314
7,612	1	Corinthian Colleges, Inc.	108,699
818	1	Furmanite Corp.	6,544
7,737	1	Geo Group, Inc.	136,635
1,168	1	Kendle International, Inc.	21,106
4,172	1	Parexel International Corp.	43,389
10,959	1	Rent-A-Center, Inc.	160,001
2,957		Speedway Motorsports, Inc.	47,164
3,686	1	Sykes Enterprises, Inc.	58,829
		TOTAL	645,063
		Undesignated Consumer Staples--1.0%
2,847	1	USANA, Inc.	108,015
		Undesignated Health--1.5%
9,674	1	Healthspring, Inc.	159,814
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,047,128)	10,831,257
		MUTUAL FUND--2.2%
247,594	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	247,594
		TOTAL INVESTMENTS---100.4% (IDENTIFIED COST $15,294,722)4	11,078,851
		OTHER ASSETS AND LIABILITIES---NET---(0.4)%5	(43,709)
		TOTAL NET ASSETS---100%	$11,035,142

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $15,294,722. The net unrealized depreciation of investments for federal tax purposes was $4,215,871. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $205,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,421,025.

5	Assets, other than the investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 11,078,851
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 11,078,851

Federated MDT Small Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--97.4%
		Airline - Regional--0.3%
5,871	1	Allegiant Travel Co.	$233,842
		Apparel--1.9%
11,016	1	Carter's, Inc.	233,980
36,101	1	G-III Apparel Group Ltd.	498,555
48,349	1	True Religion Apparel, Inc.	809,846
		TOTAL	1,542,381
		Auto Original Equipment Manufacturers--1.7%
28,018	1	Fuel Systems Solutions, Inc.	797,112
27,233		Sun Hydraulics Corp.	570,259
		TOTAL	1,367,371
		Beer--0.0%
33		Diamond Foods, Inc.	965
		Biotechnology--1.5%
49,190	1	Albany Molecular Research, Inc.	622,253
49,934	1	Alkermes, Inc.	493,348
3,086	1	Cryolife, Inc.	41,352
		TOTAL	1,156,953
		Clothing Stores--4.6%
847	1	Aeropostale, Inc.	20,506
34,537		Buckle, Inc.	909,718
57,598		Cato Corp., Class A	893,921
8,371	1	Children's Place Retail Stores, Inc.	279,842
38,689	1	Fossil, Inc.	702,205
29,964	1	Gymboree Corp.	774,869
25,686	1	New York & Co.	72,434
		TOTAL	3,653,495
		Computer Peripherals--1.3%
6,759		Daktronics, Inc.	67,320
31,365	1	Synaptics, Inc.	968,865
		TOTAL	1,036,185
		Computer Services--0.6%
6,478	1	Manhattan Associates, Inc.	108,895
13,712		Syntel, Inc.	341,017
		TOTAL	449,912
		Contracting--0.1%
9,075	1	ENGlobal Corp.	39,839
		Cosmetics & Toiletries--1.6%
9,680	1	Chattem, Inc.	732,486
10,695		Inter Parfums, Inc.	124,704
75,457	1	Sally Beauty Holdings, Inc.	383,321
		TOTAL	1,240,511
		Defense Aerospace--3.4%
22,612	1	Hawk Corp.	326,743
17,097	1	LMI Aerospace, Inc.	261,071
22,833	1	Teledyne Technologies, Inc.	1,040,500
24,941		Triumph Group, Inc.	1,093,912
		TOTAL	2,722,226
		Defense Electronics--1.3%
14,234	1	ArcSight, Inc.	84,123
24,252	1	FLIR Systems, Inc.	778,489
13,540	1	La Barge, Inc.	186,175
		TOTAL	1,048,787
		Discount Department Stores--0.3%
16,427	1	99 Cents Only Stores	200,409
		Diversified Leisure--0.2%
5,211	1	Bally Technologies, Inc.	115,424
		Electrical Equipment--1.6%
5,338		American Science & Engineering, Inc.	335,760
706	1	Powell Industries, Inc.	13,068
41,712		Robbins & Myers, Inc.	850,925
2,906	1	Rofin-Sinar Technologies, Inc.	64,775
		TOTAL	1,264,528
		Electronic Components--0.4%
36,077	1	Volterra Semiconductor Corp.	340,567
		Electronic Instruments--2.8%
17,166	1	Axsys Technologies, Inc.	1,133,471
33,503	1	Cogent, Inc.	306,217
26,938		Computer Programs & Systems, Inc.	745,913
		TOTAL	2,185,601
		Ethical Drugs--0.7%
11,645	1	Matrixx Initiatives, Inc.	190,861
29,135	1	Noven Pharmaceuticals, Inc.	327,769
		TOTAL	518,630
		Financial Services--0.1%
10,412	1	Encore Capital Group, Inc.	97,456
		Food Wholesaling--1.0%
20,310		Nash Finch Co.	800,823
		Furniture--1.3%
42,338		Aaron Rents, Inc.	1,049,559
		Grocery Chain--1.3%
34,710		Casey's General Stores, Inc.	1,048,242
		Home Health Care--4.3%
17,767	1	Amedisys, Inc.	1,002,236
41,915	1	Gentiva Health Services, Inc.	1,137,992
35,408	1	LHC Group, Inc.	1,249,194
		TOTAL	3,389,422
		Home Products--0.7%
22,143		Tupperware Brands Corp.	560,218
		Household Appliances--0.2%
4,485	1	Middleby Corp.	181,149
		Industrial Machinery--1.9%
23,748	1	Blount International, Inc.	206,370
28,511	1	Chart Industries, Inc.	388,320
15,142	1	Columbus McKinnon Corp.	212,594
12,737		Valmont Industries, Inc.	697,733
		TOTAL	1,505,017
		Insurance Brokerage--1.1%
22,540		Life Partners Holdings, Inc.	905,657
		Internet Services--1.8%
31,813	1	Bidz.com, Inc.	214,738
29,885	1	Digital River, Inc.	740,550
8,974	1	Priceline.com, Inc.	472,302
		TOTAL	1,427,590
		Leasing--0.3%
25,898	1	CAI International, Inc.	205,112
		Long-Term Care Centers--0.5%
31,806	1	Sun Healthcare Group, Inc.	365,133
		Machine Tools--1.1%
30,612	1	AZZ, Inc.	893,258
		Machined Parts Original Equipment Manufacturers--0.6%
38,845		Titan International, Inc.	449,045
		Maritime--1.1%
50,359		TAL International Group, Inc.	833,945
		Medical Supplies--4.8%
15,134	1	Alliance Imaging, Inc.	123,342
8,035	1	American Medical Systems Holdings, Inc.	86,939
29,153	1	Emergency Medical Services Corp., Class A	957,968
24,441	1	Kensey Nash Corp.	620,557
50,935	1	Merit Medical Systems, Inc.	932,111
52,338	1	PetMed Express, Inc.	924,289
10,888	1	Quidel Corp.	172,139
		TOTAL	3,817,345
		Medical Technology--3.0%
52,180	1	Cyberonics, Inc.	664,773
6,898	1	Rochester Medical Corp.	86,225
28,578	1	Symmetry Medical, Inc.	369,228
37,104	1	Thoratec Laboratories Corp.	913,500
23,860	1	Vnus Medical Technologies, Inc.	368,160
		TOTAL	2,401,886
		Metal Containers--0.4%
7,750		Greif, Inc., Class A	314,495
		Metal Fabrication--0.3%
4,166		CIRCOR International, Inc.	127,688
2,154	1	Haynes International, Inc.	54,518
1,242		NN, Inc.	8,955
2,724	1	RBC Bearings, Inc.	64,640
		TOTAL	255,801
		Miscellaneous Communications--0.8%
24,676		NTELOS Holdings Corp.	641,576
		Miscellaneous Food Products--0.1%
15,110	1	Overhill Farms Inc.	67,239
		Miscellaneous Machinery--0.5%
18,119		Graham Corp.	380,499
869		Regal Beloit Corp.	28,295
		TOTAL	408,794
		Multi-Industry Capital Good--2.0%
40,557	1	DXP Enterprises, Inc.	566,176
30,591		Raven Industries, Inc.	984,724
		TOTAL	1,550,900
		Multi-Industry Transportation--0.7%
45,888		Pacer International, Inc.	518,075
		Natural Gas Production--0.2%
13,075		Crosstex Energy, Inc.	133,496
1,035	1	Natural Gas Services Group, Inc.	13,714
		TOTAL	147,210
		Office Furniture--0.1%
3,009		Knoll, Inc.	43,510
3,286		Miller Herman, Inc.	72,292
		TOTAL	115,802
		Oil Service, Explore & Drill--1.3%
34,985	1	Basic Energy Services, Inc.	478,595
9,940	1	Dawson Geophysical Co.	243,828
26,640	1	Matrix Services Co.	326,340
		TOTAL	1,048,763
		Oil Well Supply--1.6%
28,217		Gulf Island Fabrication, Inc.	556,157
3,073		Lufkin Industries, Inc.	160,779
23,337	1	Oil States International, Inc.	539,785
		TOTAL	1,256,721
		Other Communications Equipment--1.7%
72,793	1	Syniverse Holdings, Inc.	1,368,508
		Paper Products--0.1%
22,221	1	Xerium Technologies, Inc.	86,440
		Personal Loans--0.8%
3,018		Cash America International, Inc.	106,747
29,327	1	Ezcorp, Inc., Class A	464,540
5,341	1	World Acceptance Corp.	98,702
		TOTAL	669,989
		Pollution Control--1.4%
5,565	1	Casella Waste Systems, Inc.	28,048
49,176	1	Tetra Tech, Inc.	1,081,380
		TOTAL	1,109,428
		Printed Circuit Boards--0.3%
47,069	1	PMC-Sierra, Inc.	220,283
		Railroad--1.3%
21,966	1	Genesee & Wyoming, Inc., Class A	732,566
8,014		Wabtec Corp.	318,637
		TOTAL	1,051,203
		Recreational Goods--0.1%
12,204		Sport Supply Group, Inc.	97,998
		Recreational Vehicles--0.7%
17,630		Polaris Industries, Inc., Class A	593,602
		Regional Bank--0.2%
2,405	1	SVB Financial Group	123,737
		Restaurant--5.3%
30,471	1	Buffalo Wild Wings, Inc.	861,720
40,636	1	CEC Entertainment, Inc.	1,043,532
80,178		CKE Restaurants, Inc.	680,711
33,193	1	Green Mountain Coffee, Inc.	962,265
14,145	1	Jack in the Box, Inc.	284,315
8,803	1	Panera Bread Co.	397,191
		TOTAL	4,229,734
		Roofing & Wallboard--1.3%
77,228	1	Beacon Roofing Supply, Inc.	1,056,479
		Securities Brokerage--1.2%
44,744	1	Interactive Brokers Group, Inc., Class A	956,179
535	1	Knight Capital Group, Inc., Class A	7,736
		TOTAL	963,915
		Semiconductor Manufacturing--0.5%
24,025	1	Cirrus Logic, Inc.	137,903
27,240		Micrel, Inc.	200,214
3,386	1	Monolithic Power Systems	57,528
		TOTAL	395,645
		Services to Medical Professionals--2.8%
28,036	1	Athenahealth, Inc.	857,902
30,984	1	Genoptix, Inc.	1,036,105
52,318	1	eResearch Technology, Inc.	337,974
		TOTAL	2,231,981
		Shoes--1.0%
9,579	1	Deckers Outdoor Corp.	812,874
		Software Packaged/Custom--6.8%
7,280	1	Advent Software, Inc.	136,427
42,754	1	CSG Systems International, Inc.	710,999
28,172	1	IGATE Capital Corp.	191,283
4,901	1	Integral Systems, Inc.	120,418
3,741	1	ManTech International Corp., Class A	201,789
15,934	1	PC-Tel, Inc.	93,533
3,437		Quality Systems, Inc.	132,290
36,590	1	Sapient Corp.	200,879
36,846	1	Solera Holdings, Inc.	917,097
36,021	1	TeleCommunication Systems, Inc., Class A	247,824
30,755	1	VASCO Data Security International, Inc.	348,454
8,103	1	Vocus, Inc.	136,373
52,417	1	Websense, Inc.	1,023,180
109,113	1	Wind River Systems, Inc.	953,648
		TOTAL	5,414,194
		Specialty Chemicals--2.8%
68,331	1	Calgon Carbon Corp.	910,169
12,845		Chemed Corp.	562,482
32,543		Koppers Holdings, Inc.	774,198
		TOTAL	2,246,849
		Specialty Machinery--1.2%
30,003		Woodward Governor Co.	963,096
		Specialty Retailing--1.3%
57,897	1	Hibbett Sports, Inc.	1,031,145
		Telecommunication Equipment & Services--2.5%
20,548	1	Comtech Telecommunications Corp.	994,934
11,936	1	NeuStar, Inc., Class A	235,139
45,600	1	Neutral Tandem, Inc.	794,352
		TOTAL	2,024,425
		Undesignated Consumer Cyclicals—5.5%
12,761	1	American Public Education, Inc.	564,929
73,536	1	Corinthian Colleges, Inc.	1,050,094
58,884	1	Furmanite Corp.	471,072
21,097	1	Kendle International, Inc.	381,223
34,178		Nu Skin Enterprises, Inc., Class A	440,554
43,948	1	Parexel International Corp.	457,059
59,411	1	Sykes Enterprises, Inc.	948,199
3,951	1	Wright Express Corp.	54,089
		TOTAL	4,367,219
		Undesignated Consumer Staples--1.2%
24,126	1	USANA, Inc.	915,340
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,957,222)	77,347,943
		MUTUAL FUND--1.6%
1,294,316	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	1,294,316
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $97,251,538)4	78,642,259
		OTHER ASSETS AND LIABILITIES---NET---1.0%5	814,456
		TOTAL NET ASSETS---100%	$79,456,715

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $97,251,538. The net unrealized depreciation of investments for federal tax purposes was $18,609,279. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,090,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,700,231.

5	Assets, other than the investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 78,642,259
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 78,642,259

Federated MDT Small Cap Value Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Agricultural Chemicals--0.7%
7,019	1	Terra Industries, Inc.	$154,348
		Agricultural Machinery--0.2%
4,349		Alamo Group, Inc.	54,710
		Airline - National--2.5%
15,880	1	Continental Airlines, Inc., Class B	300,450
14,589	1	Jet Blue Airways Corp.	80,969
6,349	1	UAL Corp.	92,441
8,008	1	US Airways Group, Inc.	81,201
		TOTAL	555,061
		Airline - Regional--1.1%
4,737	1	AirTran Holdings, Inc.	19,374
2,352	1	Alaska Air Group, Inc.	58,094
15,352	1	Hawaiian Holdings, Inc.	107,464
3,766	1	Republic Airways Holdings, Inc.	56,302
		TOTAL	241,234
		Aluminum--0.1%
766		Kaiser Aluminum Corp.	25,707
		Apparel--0.7%
11,844	1	G-III Apparel Group Ltd.	163,566
		Auto Original Equipment Manufacturers--0.5%
485	1	Fuel Systems Solutions, Inc.	13,798
5,946		Modine Manufacturing Co.	44,000
10,844	1	Stoneridge, Inc.	61,702
		TOTAL	119,500
		Biotechnology--0.2%
1,975	1	Emergent Biosolutions, Inc.	35,570
		Building Materials--1.6%
16,885	1	Griffon Corp.	142,509
5,230		Insteel Industries, Inc.	53,660
4,398		Simpson Manufacturing Co., Inc.	101,330
3,444	1	Trex Co., Inc.	56,172
		TOTAL	353,671
		Cellular Communications--0.5%
11,450	1	USA Mobility, Inc.	110,492
		Clothing Stores--2.0%
5,785		Cato Corp., Class A	89,783
8,261	1	Children's Place Retail Stores, Inc.	276,165
3,853	1	Jos A. Bank Clothiers, Inc.	98,136
		TOTAL	464,084
		Cogeneration--0.1%
13,134	1	Aventine Renewable Energy Holdings, Inc.	25,611
		Commodity Chemicals-1.6%
979		Compass Minerals International, Inc.	53,776
8,125		Innophos Holdings, Inc.	217,344
293		Stepan Co.	10,498
3,786		Westlake Chemical Corp.	69,019
		TOTAL	350,637
		Computer Networking--1.3%
51,702	1	3Com Corp.	141,146
10,005	1	Avocent Corp.	150,275
		TOTAL	291,421
		Computer Peripherals--0.3%
11,615	1	RadiSys Corp.	73,988
		Computer Services--1.4%
908	1	CACI International, Inc., Class A	37,391
17,824	1	Synnex Corp.	275,024
		TOTAL	312,415
		Computer Stores--1.0%
12,067	1	Insight Enterprises, Inc.	117,412
5,066	1	Tech Data Corp.	108,666
		TOTAL	226,078
		Construction Machinery--0.7%
9,086	1	NCI Building System, Inc.	169,090
		Contracting--0.9%
6,466		Comfort Systems USA, Inc.	60,328
3,768		Granite Construction, Inc.	134,405
		TOTAL	194,733
		Cosmetics & Toiletries--1.2%
13,943	1	Elizabeth Arden, Inc.	241,074
2,039	1	Revlon, Inc.	24,244
		TOTAL	265,318
		Crude Oil & Gas Production--2.5%
103	1	Bill Barrett Corp.	2,101
11,567	1	Geomet, Inc.	34,123
16,129	1	Gulfport Energy Corp.	113,709
2	1	Petroleum Development Corp.	41
6,312	1	Rosetta Resources, Inc.	66,592
4,264	1	Stone Energy Corp.	129,370
3,801	1	Swift Energy Co.	121,936
10,502	1	TXCO Resources, Inc.	55,030
834	1	Whiting Petroleum Corp.	43,360
		TOTAL	566,262
		Defense Aerospace--1.1%
4,853		Ducommun, Inc.	97,982
5,662		Kaman Corp., Class A	144,551
		TOTAL	242,533
		Discount Department Stores--0.1%
1,513		Freds, Inc.	18,534
		Diversified Leisure--0.2%
180	1	Coinstar, Inc.	4,318
2,647	1	Live Nation, Inc.	29,779
		TOTAL	34,097
		Electric & Electric Original Equipment Manufacturers--0.1%
2,990		CTS Corp.	20,900
		Electric Test/Measuring Equipment--0.0%
708	1	Multi-Fineline Electronix, Inc.	8,269
		Electric Utility--5.2%
8,445		Avista Corp.	167,718
642		Black Hills Corp.	16,210
5,803		Cleco Corp.	133,527
14,208	1	El Paso Electric Co.	263,132
3,339		Empire Distribution Electric Co.	64,142
4,983		Idacorp, Inc.	132,847
2,317		Northwestern Corp.	45,274
9,836		Portland General Electric Co.	201,835
5,441		UniSource Energy Corp.	150,063
		TOTAL	1,174,748
		Electrical Equipment--1.2%
12,396	1	EnerSys, Inc.	163,875
2,727		Franklin Electronics, Inc.	114,970
		TOTAL	278,845
		Electronic Instruments--0.4%
326	1	Axsys Technologies, Inc.	21,526
2,749	1	FEI Co.	57,756
		TOTAL	79,282
		Ethical Drugs--0.4%
4,633	1	Valeant Pharmaceuticals International	86,961
		Financial Services--3.4%
2,378		AMBAC Assurance Corporation	6,373
11,650	1	America's Car-Mart, Inc.	190,244
6,015		Blackrock Kelso Capital Corp.	63,158
7,527	1	Encore Capital Group, Inc.	70,453
265		First Financial Corp.	11,204
9,626		Hercules Technology Growth Capital, Inc.	83,554
25,194	1	MBIA Insurance Corp.	247,657
574		Medallion Financial Corp.	4,644
6,805	1	Nelnet, Inc., Class A	99,557
		TOTAL	776,844
		Food Wholesaling--1.5%
8,489		Nash Finch Co.	334,721
		Furniture--0.3%
2,362		Aaron Rents, Inc.	58,554
		Gas Distributor--0.8%
6,680		Southwest Gas Corp.	174,482
		Generic Drugs--0.1%
506		Perrigo Co.	17,204
		Greeting Cards--0.2%
2,248		CSS Industries, Inc.	49,906
		Grocery Chain--0.5%
4,062		Casey's General Stores, Inc.	122,672
		Home Health Care--1.0%
8,799	1	Amerigroup Corp.	219,975
		Industrial Machinery--0.3%
1,929		Albany International Corp., Class A	28,086
1,005		Gorman Rupp Co.	31,607
		TOTAL	59,693
		Insurance Brokerage--0.4%
8,136		AmTrust Financial Services, Inc.	79,896
		Jewelry Stores--0.9%
14,028		Movado Group, Inc.	213,366
		Leasing--0.6%
4,043	1	CAI International, Inc.	32,021
4,951		Financial Federal Corp.	114,616
		TOTAL	146,637
		Life Insurance--1.3%
12,056		American Equity Investment Life Holding Co.	54,493
5,858		Delphi Financial Group, Inc., Class A	92,263
15,629	1	Universal American Financial Corp.	138,317
		TOTAL	285,073
		Long-Term Care Centers--0.1%
1,819	1	Kindred Healthcare, Inc.	26,357
		Maritime--1.5%
5,206		Genco Shipping & Trading Ltd.	108,545
14,230		TAL International Group, Inc.	235,649
		TOTAL	344,194
		Medical Supplies--0.3%
1,373	1	CONMED Corp.	35,973
1,021	1	ICU Medical, Inc.	32,703
		TOTAL	68,676
		Metal Fabrication--1.9%
2,433		CIRCOR International, Inc.	74,571
1,813		Olympic Steel, Inc.	41,445
26,816		Worthington Industries, Inc.	323,669
		TOTAL	439,685
		Miscellaneous Components--0.6%
25,645	1	Applied Micro Circuits Corp.	131,046
		Miscellaneous Food Products--1.2%
10,264		The Anderson's, Inc.	273,330
		Miscellaneous Metals--0.4%
2,161		Matthews International Corp., Class A	96,445
		Money Center Bank--0.2%
1,476	1	Pennsylvania Commerce Bancorp, Inc.	43,911
		Multi-Industry Basic--2.0%
12,151		Aceto Corp.	101,461
19,646		Olin Corp.	356,771
		TOTAL	458,232
		Multi-Industry Capital Goods--0.4%
2,923	1	Ceradyne, Inc.	68,691
2,630	1	Gerber Scientific, Inc.	12,571
		TOTAL	81,262
		Multi-Industry Transportation--0.6%
4,242	1	Hub Group, Inc.	133,411
		Multi-Line Insurance--4.8%
15,457	1	Amerisafe, Inc.	266,479
4,446		FBL Financial Group, Inc., Class A	77,627
4,741	1	FPIC Insurance Group, Inc.	212,207
3,611		Harleysville Group, Inc.	114,035
4,246	1	Navigators Group, Inc.	214,465
4,949		Safety Insurance Group, Inc.	188,013
		TOTAL	1,072,826
		Natural Gas Production--0.7%
3,434	1	Natural Gas Services Group, Inc.	45,500
20,947	1	VAALCO Energy, Inc.	111,019
		TOTAL	156,519
		Offshore Driller--1.2%
6,303	1	Hornbeck Offshore Services, Inc.	150,011
9,001	1	Newpark Resources, Inc.	51,756
9,855	1	Pioneer Drilling Co.	76,278
		TOTAL	278,045
		Oil Refiner--1.4%
19,486		Western Refining, Inc.	129,972
8,935		World Fuel Services Corp.	191,477
		TOTAL	321,449
		Oil Service, Explore & Drill--2.7%
22,851	1	Boots & Coots International Well Control, Inc.	39,304
7,228	1	Gulfmark Offshore, Inc.	267,436
22,963	1	Parker Drilling Co.	117,571
5,025	1	PetroQuest Energy, Inc.	49,999
8,765	1	Superior Well Services, Inc.	146,814
		TOTAL	621,124
		Oil Well Supply--0.9%
3,789		Lufkin Industries, Inc.	198,240
		Other Communications Equipment--0.7%
8,106	1	Syniverse Holdings, Inc.	152,393
		Other Steel Producer--1.7%
11,412		Gibraltar Industries, Inc.	151,209
5,147	1	L.B. Foster Co.	141,543
3,358	1	Northwest Pipe Co.	96,475
		TOTAL	389,227
		Packaged Foods--1.2%
2,729	1	Hain Celestial Group, Inc.	63,422
2,267	1	Ralcorp Holdings, Inc.	153,431
2,235	1	United Natural Foods, Inc.	49,930
		TOTAL	266,783
		Paint & Related Materials--1.3%
18,349		Ferro Corp.	284,043
		Paper Products--2.0%
7,999	1	Buckeye Technologies, Inc.	47,114
8,367		Glatfelter (P.H.) Co.	86,264
1,614	1	Kapstone Paper and Packaging Corp.	7,731
8,642		Rock-Tenn Co.	262,803
7,068		Temple-Inland, Inc.	41,913
		TOTAL	445,825
		Personal Loans--0.3%
4,678	1	Ezcorp, Inc., Class A	74,100
		Personnel Agency--0.3%
4,246		Barrett Business Services, Inc.	46,706
6,425		Gevity HR, Inc.	21,909
		TOTAL	68,615
		Plastic--0.6%
10,046	1	Polyone Corp.	47,719
4,979		Schulman (A.), Inc.	89,174
		TOTAL	136,893
		Printed Circuit Boards--0.1%
31,782	1	Sanmina-SCI Corp.	23,837
		Property Liability Insurance--6.4%
5,852		American Physicians Capital, Inc.	239,405
5,797		American Physicians Service Group, Inc.	113,621
10,283	1	CNA Surety Corp.	142,420
7,432		Meadowbrook Insurance Group, Inc.	39,167
7,946		OneBeacon Insurance Group Ltd.	109,655
8,054	1	ProAssurance Corp.	442,567
2,617		RLI Corp.	150,190
8,458		Selective Insurance Group, Inc.	200,878
		TOTAL	1,437,903
		Railroad--0.2%
1,392	1	Genesee & Wyoming, Inc., Class A	46,423
		Recreational Goods--0.3%
3,044	1	Steinway Musical Instruments	67,759
		Regional Bank--5.8%
1,644		Bank of Marin Bancorp	46,492
1,148		Center Financial Corp.	11,824
518		Farmers Capital Bank Corp.	10,246
14,798		First BanCorp	151,236
5,160		First Commmonwealth Financial Corp.	57,070
3,188		Old Second Bancorp, Inc.	43,038
12,856		Oriental Financial Group	208,781
1,700	1	Oritani Financial Corp.	29,036
8,946		Republic Bancorp, Inc.	205,937
3,702	1	SVB Financial Group	190,468
6,803		Santander BanCorp	64,560
9,156		Southside Bancshares, Inc.	220,568
7,241		Wilshire Bancorp, Inc.	79,868
		TOTAL	1,319,124
		Restaurant--1.3%
6,823		Bob Evans Farms, Inc.	142,464
5,601	1	CEC Entertainment, Inc.	143,834
		TOTAL	286,298
		Roofing & Wallboard--0.3%
4,983	1	Beacon Roofing Supply, Inc.	68,167
		Savings & Loan--3.3%
3,012		First Financial Holdings, Inc.	65,360
20,571	1	Flagstar Bancorp, Inc.	39,085
11,801		Flushing Financial Corp.	183,506
2,554		Glacier Bancorp, Inc.	51,514
7,101	1	Investors Bancorp, Inc.	101,970
1,152		MB Financial, Inc.	34,226
6,462		Newalliance Bancshares, Inc.	89,176
2,844		OceanFirst Financial Corp.	47,182
20,852	1	Ocwen Financial Corp.	139,708
		TOTAL	751,727
		Securities Brokerage--1.3%
7,450	1	Knight Capital Group, Inc., Class A	107,727
6,579	1	Labranche & Co., Inc.	40,987
10,947	1	Penson Worldwide, Inc.	78,162
3,244		SWS Group, Inc.	60,209
		TOTAL	287,085
		Semiconductor Manufacturing--0.6%
7,235	1	RF Micro Devices, Inc.	14,398
28,520	1	Triquint Semiconductor, Inc.	127,770
		TOTAL	142,168
		Semiconductor Manufacturing Equipment--0.5%
10,883	1	Entegris, Inc.	29,275
11,408	1	IXYS Corp.	90,580
		TOTAL	119,855
		Services to Medical Professionals--0.3%
2,738	1	Molina Healthcare, Inc.	60,975
		Shoes--1.8%
14,714	1	Collective Brands, Inc.	188,192
4,177	1	DSW, Inc., Class A	54,009
5,191	1	Genesco, Inc.	128,789
2,077	1	Steven Madden Ltd.	45,237
		TOTAL	416,227
		Software Packaged/Custom--0.1%
103		Acxiom Corp.	810
1,049	1	Electronics for Imaging, Inc.	11,119
		TOTAL	11,929
		Specialty Chemicals--0.4%
1,595		Minerals Technologies, Inc.	90,532
		Specialty Machinery--0.1%
895		Woodward Governor Co.	28,730
		Specialty Retailing--2.2%
3,229		Barnes & Noble, Inc.	60,964
17,382	1	Cabela's, Inc., Class A	138,187
3,508	1	Conn's, Inc.	47,533
12,722		Finish Line, Inc., Class A	121,750
3,443	1	Jo-Ann Stores, Inc.	65,968
1,368		Monro Muffler Brake, Inc.	29,453
4,875		Stage Stores, Inc.	37,586
		TOTAL	501,441
		Telecommunication Equipment & Services--0.2%
1,253		Plantronics, Inc.	18,093
1,985	1	ViaSat, Inc.	36,167
		TOTAL	54,260
		Toys & Games--0.1%
664	1	JAKKS Pacific, Inc.	14,854
		Truck Manufacturing--0.2%
9,659		Spartan Motors, Inc.	44,335
		Trucking--0.1%
1,392	1	Saia, Inc.	14,769
		Undesignated Consumer Cyclicals--1.0%
10,375		Speedway Motorsports, Inc.	165,481
3,866	1	Universal Technical Institute, Inc.	63,789
		TOTAL	229,270
		Undesignated Health--1.5%
20,169	1	Healthspring, Inc.	333,192
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,708,133)	22,150,179
		MUTUAL FUND--2.3%
516,577	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT AMORTIZED COST)	516,577
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $27,224,710)4	22,666,756
		OTHER ASSETS AND LIABILITIES – NET—(0.5)%5	(118,652)
		TOTAL NET ASSETS—100%	$22,548,104

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $27,224,710. The net unrealized depreciation of investments for federal tax purposes was $4,557,954.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $738,997 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,296,951.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 22,666,756
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 22,666,756

Federated MDT Tax Aware/All Cap Core Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—96.4%
		Advertising--0.1%
240		Omnicom Group, Inc.	$7,090
		Agricultural Chemicals--4.3%
26		Bunge Ltd.	999
1,408		CF Industries Holdings, Inc.	90,380
5,878		Monsanto Co.	523,024
		TOTAL	614,403
		Agricultural Machinery--0.8%
944	1	AGCO Corp.	29,755
841		Bucyrus International, Inc.	20,293
1,668		Deere & Co.	64,318
		TOTAL	114,366
		Airline - Regional--1.3%
682	1	Alaska Air Group, Inc.	16,845
14,265		Southwest Airlines Co.	168,042
		TOTAL	184,887
		Aluminum--0.0%
84		Kaiser Aluminum Corp.	2,819
		Apparel--0.7%
1,114		Guess ?, Inc.	24,252
352		V.F. Corp.	19,395
1,999	1	Warnaco Group, Inc.	59,590
		TOTAL	103,237
		AT&T Divestiture--2.0%
10,730		AT&T, Inc.	287,242
		Auto Original Equipment Manufacturer--0.4%
774	1	Fuel Systems Solutions, Inc.	22,020
1,184		Johnson Controls, Inc.	20,992
139		Modine Manufacturing Co.	1,029
486		Superior Industries International, Inc.	6,950
		TOTAL	50,991
		Auto Rentals--0.2%
231	1	AMERCO	10,455
2,200	1	United Rentals, Inc.	22,550
		TOTAL	33,005
		Biotechnology--1.5%
158	1	Affymetrix, Inc.	583
1,400	1	Amgen, Inc.	83,846
365	1	Genzyme Corp.	26,601
1,738	1	Gilead Sciences, Inc.	79,687
167	1	Martek Biosciences Corp.	4,982
489	1	OSI Pharmaceuticals, Inc.	18,558
		TOTAL	214,257
		Bituminous Coal--0.3%
867		Fluor Corp.	34,619
417		Peabody Energy Corp.	14,391
		TOTAL	49,010
		Book Publishing--0.0%
123		Scholastic Corp.	2,284
		Building Materials--0.2%
135		Ameron, Inc.	6,345
1,041	1	Owens Corning, Inc.	16,375
368		Universal Forest Products, Inc.	8,703
		TOTAL	31,423
		Cable TV--0.2%
1,270	1	Viacom, Inc., Class B	25,679
		Clothing Stores--1.5%
150	1	Aeropostale, Inc.	3,631
666		American Eagle Outfitters, Inc.	7,406
476		Buckle, Inc.	12,525
303	1	Children's Place Retail Stores, Inc.	10,129
1,037	1	Fossil, Inc.	18,822
662		Gap (The), Inc.	8,566
455	1	Jos A. Bank Clothiers, Inc.	11,589
6,613	1	Urban Outfitters, Inc.	143,767
		TOTAL	216,435
		Commodity Chemicals--0.4%
156		Celanese Corp.	2,162
1,102		Eastman Chemical Co.	44,510
716		Westlake Chemical Corp.	13,053
		TOTAL	59,725
		Computer Networking--0.1%
701	1	Foundry Networks, Inc.	10,410
		Computer Peripherals--0.6%
2,349	1	Lexmark International Group, Class A	60,675
735	1	Synaptics, Inc.	22,704
		TOTAL	83,379
		Computer Services--0.2%
1,411	1	NCR Corp.	25,793
257	1	Synnex Corp.	3,966
		TOTAL	29,759
		Computer Stores--0.7%
3,265	1	GameStop Corp.	89,428
192	1	Insight Enterprises, Inc.	1,868
561	1	Tech Data Corp.	12,033
		TOTAL	103,329
		Computers - Midrange--0.6%
2,339		Hewlett-Packard Co.	89,537
		Construction Machinery--1.3%
3,499		Caterpillar, Inc.	133,557
2,845		Trinity Industries, Inc.	48,024
		TOTAL	181,581
		Contracting--0.2%
242	1	Emcor Group, Inc.	4,300
647	1	Jacobs Engineering Group, Inc.	23,570
		TOTAL	27,870
		Copper--0.0%
303	1	Southern Copper Corp.	4,412
		Crude Oil & Gas Production--2.0%
543		Apache Corp.	44,705
3,295		Cimarex Energy Co.	133,316
136		EOG Resources, Inc.	11,005
351	1	Petroleum Development Corp.	7,269
86	1	Swift Energy Co.	2,759
1,559	1	Whiting Petroleum Corp.	81,052
		TOTAL	280,106
		Defense Aerospace–2.0%
3,672		Boeing Co.	191,935
638		Goodrich (B.F.) Co.	23,325
3,232	1	Spirit Aerosystems Holdings, Inc., Class A	52,132
422		Triumph Group, Inc.	18,509
		TOTAL	285,901
		Defense Electronics--0.5%
434	1	FLIR Systems, Inc.	13,931
739		Northrop Grumman Corp.	34,652
349		Raytheon Co.	17,837
		TOTAL	66,420
		Department Stores--0.2%
1,098		Dillards, Inc., Class A	5,852
700		Penney (J.C.) Co., Inc.	16,744
1,670	1	Saks, Inc.	10,020
		TOTAL	32,616
		Discount Department Stores--0.7%
693	1	99 Cents Only Stores	8,455
781	1	BJ's Wholesale Club, Inc.	27,491
729	1	Dollar Tree, Inc.	27,717
340		Family Dollar Stores, Inc.	9,149
1,640		Foot Locker, Inc.	23,977
		TOTAL	96,789
		Diversified Leisure--0.2%
1,270	1	Gaylord Entertainment Co.	27,191
189	1	Life Time Fitness, Inc.	3,599
		TOTAL	30,790
		Diversified Oil--1.7%
3,349		Murphy Oil Corp.	169,593
1,185		Occidental Petroleum Corp.	65,815
		TOTAL	235,408
		Electric Utility--4.7%
71		American Electric Power Co., Inc.	2,317
1,834		CMS Energy Corp.	18,798
8,247		Edison International	293,511
390		Hawaiian Electric Industries, Inc.	10,382
751		OGE Energy Corp.	20,502
1,225		Pinnacle West Capital Corp.	38,771
938		Portland General Electric Co.	19,248
3,450		Public Service Enterprises Group, Inc.	97,117
3,271		Sempra Energy	139,312
112		Southern Co.	3,846
1,473		TECO Energy, Inc.	16,998
		TOTAL	660,802
		Electrical Equipment--0.2%
36		American Science & Engineering, Inc.	2,264
1,055		Robbins & Myers, Inc.	21,522
680		Xerox Corp.	5,454
		TOTAL	29,240
		Electronic Instruments--0.1%
87	1	Axsys Technologies, Inc.	5,745
637	1	Trimble Navigation Ltd.	13,103
		TOTAL	18,848
		Electronic Stores--0.2%
1,249		Best Buy Co., Inc.	33,486
		Ethical Drugs--3.9%
2,412	1	Forest Laboratories, Inc., Class A	56,031
4,920		Merck & Co., Inc.	152,274
19,041		Pfizer, Inc.	337,216
		TOTAL	545,521
		Financial Services--0.5%
1,648	1	Americredit Corp.	9,657
2,964		Ameriprise Financial, Inc.	64,022
		TOTAL	73,679
		Food Wholesaling--0.1%
243		SUPERVALU, Inc.	3,460
696	1	Winn-Dixie Stores, Inc.	10,454
		TOTAL	13,914
		Furniture--0.0%
557		Furniture Brands International, Inc.	3,169
		Gas Distributor--1.0%
141		NICOR, Inc.	6,516
87		New Jersey Resources Corp.	3,240
202		Northwest Natural Gas Co.	10,278
195		ONEOK, Inc.	6,220
3,244		Questar Corp.	111,788
519	1	Southern Union Co.	8,937
		TOTAL	146,979
		Gas Pipeline--3.8%
15,553		El Paso Corp.	150,864
18,226		Williams Cos., Inc.	382,199
		TOTAL	533,063
		Generic Drugs--0.1%
279		Perrigo Co.	9,486
		Grocery Chain--0.3%
1,964		Safeway, Inc.	41,774
		Home Building--2.6%
2,377		Centex Corp.	29,118
5,391		D. R. Horton, Inc.	39,786
3,124		KB HOME	52,140
3,053		Lennar Corp., Class A	23,630
1,562		M.D.C. Holdings, Inc.	52,530
279	1	M/I Schottenstein Homes, Inc.	3,797
7,644		Pulte Homes, Inc.	85,154
1,004		Ryland Group, Inc.	18,865
2,747	1	Toll Brothers, Inc.	63,511
		TOTAL	368,531
		Home Health Care--0.4%
409	1	Amedisys, Inc.	23,072
752	1	Amerigroup Corp.	18,800
257	1	LHC Group, Inc.	9,067
		TOTAL	50,939
		Industrial Machinery--0.2%
175		Flowserve Corp.	9,961
229		Valmont Industries, Inc.	12,545
		TOTAL	22,506
		Integrated Domestic Oil--0.6%
1,576		ConocoPhillips	81,984
		Integrated International Oil--8.7%
7,269		Chevron Corp.	542,267
9,300		Exxon Mobil Corp.	689,316
		TOTAL	1,231,583
		Internet Services--0.3%
778	1	Digital River, Inc.	19,279
535	1	Priceline.com, Inc.	28,157
		TOTAL	47,436
		Jewelry Stores--0.1%
542		Movado Group, Inc.	8,244
229		Tiffany & Co.	6,286
		TOTAL	14,530
		Life Insurance--1.4%
2,949		Old Republic International Corp.	27,160
1,729		Principal Financial Group	32,834
1,515		Protective Life Corp.	12,650
1,247		StanCorp Financial Group, Inc.	42,498
1,976		Torchmark Corp.	82,537
		TOTAL	197,679
		Long-Term Care Centers--0.1%
445	1	Kindred Healthcare, Inc.	6,448
694	1	Sun Healthcare Group, Inc.	7,967
		TOTAL	14,415
		Lumber Products--0.2%
1,254	1	Louisiana-Pacific Corp.	6,019
489		Weyerhaeuser Co.	18,690
		TOTAL	24,709
		Machine Tools--0.1%
328		Lincoln Electric Holdings	14,153
		Major Steel Producer--0.8%
2,076	1	AK Steel Holding Corp.	28,898
2,250		United States Steel Corp.	82,980
		TOTAL	111,878
		Maritime--0.6%
1,937		Overseas Shipholding Group, Inc.	72,792
384		TAL International Group, Inc.	6,359
		TOTAL	79,151
		Medical Supplies--0.5%
310	1	Kensey Nash Corp.	7,871
403	1	Merit Medical Systems, Inc.	7,375
258	1	PetMed Express, Inc.	4,556
1,620		Steris Corp.	55,145
		TOTAL	74,947
		Medical Technology–1.0%
287		Hill-Rom Holdings, Inc.	6,532
307	1	Intuitive Surgical, Inc.	53,047
419	1	Masimo Corp.	13,404
394	1	ResMed, Inc.	13,498
1,047	1	Thoratec Laboratories Corp.	25,777
541	1	Varian Medical Systems, Inc.	24,621
		TOTAL	136,879
		Metal Containers--0.1%
370		Ball Corp.	12,654
		Metal Fabrication--0.6%
223	1	Haynes International, Inc.	5,644
82		Olympic Steel, Inc.	1,875
3,501		Timken Co.	55,596
2,215		Worthington Industries, Inc.	26,735
		TOTAL	89,850
		Mini-Mill Producer--0.2%
820		Schnitzer Steel Industries, Inc., Class A	22,083
		Miscellaneous Food Products--0.3%
1,082		Archer-Daniels-Midland Co.	22,430
602		The Anderson's, Inc.	16,031
		TOTAL	38,461
		Miscellaneous Machinery--0.2%
281		Parker-Hannifin Corp.	10,894
500		Rockwell Automation, Inc.	13,835
		TOTAL	24,729
		Miscellaneous Components--0.6%
2,710		Amphenol Corp., Class A	77,641
		Money Center Bank–0.4%
1,648		Bank of New York Mellon Corp.	53,725
		Mortgage and Title--0.0%
313		LandAmerica Financial Group, Inc.	3,083
		Multi-Industry Capital Goods--1.2%
667		Carlisle Cos., Inc.	15,508
577	1	Ceradyne, Inc.	13,559
334	1	DXP Enterprises, Inc.	4,663
2,979		Honeywell International, Inc.	90,711
2,296		KBR, Inc.	34,073
66	1	Tecumseh Products Co., Class A	1,222
460		Textron, Inc.	8,142
		TOTAL	167,878
		Multi-Line Insurance--3.2%
3,341		Allstate Corp.	88,169
283	1	Amerisafe, Inc.	4,879
2,413		Assurant, Inc.	61,483
820		CIGNA Corp.	13,366
458		Cincinnati Financial Corp.	11,903
278		FBL Financial Group, Inc., Class A	4,854
828		Hanover Insurance Group, Inc.	32,499
157		Infinity Property & Casualty	6,252
133	1	Navigators Group, Inc.	6,718
14,135		UNUMProvident Corp.	222,626
		TOTAL	452,749
		Office Equipment--0.1%
431		Pitney Bowes, Inc.	10,680
		Offshore Driller--1.5%
5,367		ENSCO International, Inc.	204,000
516	1	Pioneer Drilling Co.	3,994
		TOTAL	207,994
		Oil Refiner--0.1%
741		Western Refining, Inc.	4,942
668		World Fuel Services Corp.	14,315
		TOTAL	19,257
		Oil Service, Explore & Drill--2.0%
4,816		BJ Services Co.	61,886
2,522		Helmerich & Payne, Inc.	86,530
1,398	1	Mariner Energy, Inc.	20,117
566	1	McDermott International, Inc.	9,696
2,607	1	Pride International, Inc.	48,986
227	1	Seacor Holdings, Inc.	15,248
1,213	1	Unit Corp.	45,536
		TOTAL	287,999
		Oil Well Supply--0.7%
2,072	1	Cameron International Corp.	50,267
665	1	Dril-Quip, Inc.	16,425
43		Lufkin Industries, Inc.	2,250
1,237	1	Oil States International, Inc.	28,612
		TOTAL	97,554
		Other Communications Equipment--0.1%
421	1	Syniverse Holdings, Inc.	7,915
		Packaged Foods--0.6%
847		Campbell Soup Co.	32,144
435		Hershey Foods Corp.	16,199
649		Kellogg Co.	32,723
		TOTAL	81,066
		Paper Products--0.5%
3,110		International Paper Co.	53,554
938		MeadWestvaco Corp.	13,160
		TOTAL	66,714
		Personal Loans--0.1%
556	1	Ezcorp, Inc., Class A	8,807
129	1	World Acceptance Corp.	2,384
		TOTAL	11,191
		Personnel Agency--0.1%
274		Kelly Services, Inc., Class A	3,902
207		Manpower, Inc.	6,444
		TOTAL	10,346
		Photo-Optical Component-Equipment--0.1%
325	1	Coherent, Inc.	8,222
		Pollution Control--0.1%
194	1	Stericycle, Inc.	11,335
		Printed Circuit Boards--0.3%
439	1	Benchmark Electronics, Inc.	5,264
2,275		Jabil Circuit, Inc.	19,133
3,151	1	Marvell Technology Group Ltd.	21,931
		TOTAL	46,328
		Property Liability Insurance—4.9%
3,065		American Financial Group, Inc.	69,667
8,300		Chubb Corp.	430,106
756		Reinsurance Group of America	28,229
3,841		The Travelers Cos., Inc.	163,435
		TOTAL	691,437
		Railroad--4.6%
84		Norfolk Southern Corp.	5,035
9,651		Union Pacific Corp.	644,397
		TOTAL	649,432
		Recreational Vehicles--0.1%
1,335		Brunswick Corp.	4,632
435		Harley Davidson, Inc.	10,649
		TOTAL	15,281
		Regional Bank--3.7%
12,722		BB&T Corp.	456,084
409		Bancorpsouth, Inc.	9,926
365		First BanCorp	3,730
205		FirstMerit Corp.	4,781
893		Oriental Financial Group	14,502
441		Pacific Capital Bancorp	8,661
2,231		Popular, Inc.	16,956
519		South Financial Group, Inc.	3,015
		TOTAL	517,655
		Restaurant--0.4%
619	1	Buffalo Wild Wings, Inc.	17,505
454		Darden Restaurants, Inc.	10,065
341	1	Green Mountain Coffee, Inc.	9,886
358	1	Panera Bread Co.	16,153
		TOTAL	53,609
		Roofing & Wallboard--0.3%
540	1	Beacon Roofing Supply, Inc.	7,387
2,197	1	USG Corp.	32,560
		TOTAL	39,947
		Savings & Loan--0.8%
5,794		Hudson City Bancorp, Inc.	108,985
391		Newalliance Bancshares, Inc.	5,396
11		Sterling Financial Corp. WA	93
		TOTAL	114,474
		Securities Brokerage--0.6%
309		Goldman Sachs Group, Inc.	28,582
597	1	Interactive Brokers Group, Inc., Class A	12,758
337	1	Piper Jaffray Cos., Inc.	13,295
1,456		Raymond James Financial, Inc.	33,910
		TOTAL	88,545
		Semiconductor Distribution--1.0%
3,532	1	Arrow Electronics, Inc.	61,633
4,000	1	Avnet, Inc.	66,960
696	1	FormFactor, Inc.	12,124
		TOTAL	140,717
		Semiconductor Manufacturing--0.2%
3,788	1	Micron Technology, Inc.	17,841
417	1	Plexus Corp.	7,781
326	1	Silicon Laboratories, Inc.	8,463
		TOTAL	34,085
		Semiconductor Manufacturing Equipment--0.2%
1,564	1	Novellus Systems, Inc.	24,711
		Services to Medical Professionals–2.9%
370	1	Athenahealth, Inc.	11,322
984	1	Centene Corp.	18,539
326	1	Coventry Health Care, Inc.	4,300
572	1	Genoptix, Inc.	19,128
1,967	1	Express Scripts, Inc., Class A	119,220
1,323	1	Humana, Inc.	39,148
329	1	Molina Healthcare, Inc.	7,327
262		Omnicare, Inc.	7,223
946	1	PharMerica Corp.	19,421
3,838		UnitedHealth Group, Inc.	91,076
1,964	1	Wellpoint, Inc.	76,341
		TOTAL	413,045
		Shoes--0.3%
434	1	Deckers Outdoor Corp.	36,829
187	1	Genesco, Inc.	4,639
		TOTAL	41,468
		Software Packaged/Custom–1.2%
2,684	1	Activision Blizzard, Inc.	33,443
3,432	1	Computer Sciences Corp.	103,509
963	1	Symantec Corp.	12,115
410	1	VASCO Data Security International, Inc.	4,645
1,178	1	Wind River Systems, Inc.	10,296
		TOTAL	164,008
		Specialty Chemicals--0.2%
452		Albemarle Corp.	11,006
814	1	Calgon Carbon Corp.	10,842
219		Lubrizol Corp.	8,230
		TOTAL	30,078
		Specialty Retailing--0.4%
996	1	Big Lots, Inc.	24,332
206	1	Jo-Ann Stores, Inc.	3,947
715		Nordstrom, Inc.	12,934
192	1	Tractor Supply Co.	7,980
263		Williams-Sonoma, Inc.	2,178
442	1	Zale Corp.	7,541
		TOTAL	58,912
		Surveillance-Detection--0.1%
426		Diebold, Inc.	12,661
		Telecomm Equipment & Services--0.1%
367	1	Anixter International, Inc.	12,335
47	1	Comtech Telecommunications Corp.	2,276
332		Corning, Inc.	3,596
		TOTAL	18,207
		Tools and Hardware--0.1%
148		Snap-On, Inc.	5,469
140		Stanley Works	4,584
		TOTAL	10,053
		Toys & Games--0.2%
1,027	1	JAKKS Pacific, Inc.	22,974
		Truck Manufacturing—1.9%
8,273		Cummins, Inc.	213,857
2,045		PACCAR, Inc.	59,796
		TOTAL	273,653
		Trucking--0.2%
417		Ryder System, Inc.	16,522
968		Werner Enterprises, Inc.	18,992
		TOTAL	35,514
		Undesignated Consumer Cyclicals--1.2%
364	1	Alliance Data Systems Corp.	18,258
162	1	American Public Education, Inc.	7,172
82	1	CoStar Group, Inc.	2,954
2,056	1	Corinthian Colleges, Inc.	29,360
833		DeVRY, Inc.	47,223
226	1	ITT Educational Services, Inc.	19,809
544	1	Kendle International, Inc.	9,830
750	1	Parexel International Corp.	7,800
455		Speedway Motorsports, Inc.	7,257
56		Strayer Education, Inc.	12,671
240	1	Sykes Enterprises, Inc.	3,830
		TOTAL	166,164
		Undesignated Consumer Staples--0.2%
300		Alberto-Culver Co.	7,719
379	1	USANA, Inc.	14,379
		TOTAL	22,098
		Water Utility--0.1%
430		Aqua America, Inc.	7,740
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,057,405)	13,592,363
		MUTUAL FUND--1.5%
218,204	2,3	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	218,204
		TOTAL INVESTMENTS –97.9% (IDENTIFIED COST $16,275,609)4	13,810,567
		OTHER ASSETS AND LIABILITIES –NET –2.1%5	290,375
		TOTAL NET ASSETS –100%	$14,100,942

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At October 31, 2008, the cost of investments for federal tax purposes was $16,275,609. The net unrealized depreciation of investments for federal tax purposes was $2,465,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $498,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,963,527.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$13,810,567
Level 2 – Other Significant Observable Inputs	$---
Level 3 – Significant Unobservable Inputs	$---
Total	$13,810,567

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008